As filed with the Securities and Exchange Commission on December 31, 1996

                                              1933 Act Registration No. 33-82568
                                              1940 Act Registration No. 811-8106

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [  X  ]
                                                                   -----

            Pre-Effective Amendment No.   _____       [_____]

            Post-Effective Amendment No.  __5__       [__X__]
                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [__X__]

            Amendment No.    7                        [__X__]

                        (Check appropriate box or boxes)

                        NEUBERGER & BERMAN EQUITY ASSETS
             (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, including area code: (212) 476-8800

                           Lawrence Zicklin, President
                        Neuberger & Berman Equity Assets
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

      Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective:
_____  immediately upon filing pursuant to paragraph (b)
__X__  on December  31,  1996  pursuant to  paragraph  (b)
_____  60 days after  filing pursuant to paragraph (a)(1)
_____  on __________  pursuant to paragraph (a)(1)
_____  75 days after filing pursuant to paragraph (a)(2)
_____  on __________  pursuant to paragraph (a)(2)

         Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 as amended, and filed the notice required by such rule for its 1996 fiscal year on October 29, 1996.

         Neuberger & Berman Equity Assets is a "master/feeder fund." This Post-Effective Amendment No. 5 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.

                                    Page _______ of _______
                                    Exhibit Index Begins on
                                    Page _______

                        NEUBERGER & BERMAN EQUITY ASSETS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 5 ON FORM N-1A

         This Post-Effective Amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 5 on Form N-1A

Cross Reference Sheet

NEUBERGER & BERMAN FOCUS ASSETS, NEUBERGER & BERMAN GUARDIAN ASSETS,
--------------------------------------------------------------------
NEUBERGER & BERMAN MANHATTAN ASSETS AND NEUBERGER & BERMAN PARTNERS ASSETS
--------------------------------------------------------------------------


      Part A - Amendment to Prospectus
               Prospectus

      Part B - Amendment to Statement of Additional Information
               Statement of Additional Information

      Part C - Other Information

Signature Pages

Exhibits

      No change is intended to be made by this Post-Effective Amendment No. 5 to the prospectus or statement of additional information for Neuberger & Berman Socially Responsive Trust.

                        NEUBERGER & BERMAN EQUITY ASSETS
                   POST-EFFECTIVE AMENDMENT NO. 5 ON FORM N-1A


                              Cross Reference Sheet

             Thiscross  reference  sheet relates to the Prospectus and Statement of Additional Information for:

                         NEUBERGER & BERMAN FOCUS ASSETS
                         -------------------------------
                       NEUBERGER & BERMAN GUARDIAN ASSETS
                       ----------------------------------
                       NEUBERGER & BERMAN MANHATTAN ASSETS
                       -----------------------------------
                       NEUBERGER & BERMAN PARTNERS ASSETS
                       ----------------------------------


          FORM N-1A ITEM NO.            CAPTION IN PART A PROSPECTUS
          ------------------            ----------------------------

Item 1.     Cover Page                  Front Cover Page

Item 2.     Synopsis                    Expense Information; Summary

Item 3.     Condensed Financial         Financial Highlights; Performance
            Information                 Information

Item 4.     General Description of      Investment Programs; Description of
            Registrant                  Investments; Special Information
                                        Regarding Organization, Capitalization,
                                        and Other Matters

Item 5.     Management of the Fund      Management and Administration;
                                        Directory; Back Cover Page

Item 6.     Capital Stock and           Front Cover Page; Dividends, Other
            Other Securities            Distributions, and Taxes; Special
                                        Information Organization,
                                        Capitalization, and Other Matters

Item 7.     Purchase of Securities      Shareholder Services; Share Prices and
            Being Offered               Net Asset Value; Management and
                                        Administration

Item 8.     Redemption or               Shareholder Services; Share Prices and
            Repurchase                  Net Asset Value

Item 9.     Pending Legal               Not Applicable
            Proceedings

                                        Caption in Part B
          Form N-1A Item No.            Statement of Additional Information
          ------------------            -----------------------------------

Item 10.    Cover Page                  Cover Page

Item 11.    Table of Contents           Table of Contents

Item 12.    General Information         Organization
            and History

Item 13.    Investment Objectives       Investment Information; Certain Risk
            and Policies                Considerations

Item 14.    Management of the Fund      Trustees and Officers

Item 15.    Control Persons and         Control Persons and Principal Holders
            Principal Holders of        of Securities
            Securities

Item 16.    Investment Advisory         Investment Management and
            and Other Services          Administration Services; Trustees and
                                        Officers; Distribution Arrangements;
                                        Reports To Shareholders; Custodian and
                                        Transfer Agent; Independent
                                        Auditors/Accountants

Item 17     Brokerage Allocation        Portfolio Transactions

Item 18.    Capital Stock and           Investment Information; Additional
            Other Securities            Redemption Information; Dividends and
                                        Other Distributions

Item 19.    Purchase and Redemption     Additional Exchange Information;
                                        Additional Redemption Information;
                                        Distribution Arrangements

Item 20.    Tax Status                  Dividends and Other Distributions;
                                        Additional Tax Information

Item 21.    Underwriters                Investment Management and
                                        Administration Services; Distribution
                                        Arrangements

Item 22.    Calculation of              Performance Information
            Performance Data

Item 23.    Financial Statements        Financial Statements



                                     PART C


         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 5.

        [LOGO]

Amendment dated December 31, 1996 to Prospectus dated February 13, 1996

   Effective November 1, 1996, the sub-adviser reorganized as a limited liability company known as Neuberger&Berman, LLC. All persons described in the Prospectus as partners of Neuberger&Berman, L.P. are principals of the new company.

SUMMARY

   The section on Neuberger&Berman MANHATTAN Assets under "The Funds and Portfolios; Risk Factors" (Page 4) is amended to read as follows:

NEUBERGER&BERMAN    INVESTMENT                       PORTFOLIO
EQUITY ASSETS       STYLE                            CHARACTERISTICS
------------------------------------------------------------------------------------
MANHATTAN ASSETS    Broadly diversified, small-,     Invests in securities believed
                    medium- and large-cap growth     to have the maximum potential
                    fund.                            for long-term capital
                                                     appreciation. Portfolio manager
                                                     follows a "growth at a
                                                     reasonable price" philosophy
                                                     and searches for financially
                                                     sound, growing companies with
                                                     special competitive advantages
                                                     or products that make their
                                                     stocks attractive.

EXPENSE INFORMATION
   The section on "Annual Fund Operating Expenses" (Pages 7-8) is amended to read as follows:

   The following table shows anticipated annual Total Operating Expenses for each Fund, which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the Operating Expenses of its corresponding Portfolio. Each Fund pays N&B Management an administration fee based on the Fund's average daily net assets. Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the corresponding Fund. Therefore, the table combines management and administration fees. The Funds and Portfolios also incur other expenses for things such as accounting and legal fees, maintaining shareholder records, and furnishing shareholder statements and Fund reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Funds' expenses are factored into their share prices and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAI.

                                                              OTHER      TOTAL
NEUBERGER&BERMAN                   MANAGEMENT AND     12B-1  EXPENSES  OPERATING
EQUITY ASSETS                   ADMINISTRATION FEES   FEES   (ESTIMATED) EXPENSES
--------------------------------------------------------------------------------
FOCUS ASSETS                           0.92%          0.25%   0.10%      1.27%
GUARDIAN ASSETS                        0.86%          0.25%   0.08%      1.19%
MANHATTAN ASSETS                       0.93%          0.25%   0.11%      1.29%
PARTNERS ASSETS                        0.89%          0.25%   0.09%      1.23%

   "Management and Administration Fees" for each Fund are based upon current administration fees for the Fund and management fees for its corresponding Portfolio. "Other Expenses" are estimated amounts for the current fiscal year and assume average daily net assets of $50 million. There can be no assurance that the Funds will achieve that asset level. The trustees of the Trust believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by its corresponding Portfolio. The trustees of the Trust also believe that investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in the Portfolios may differ from those of the Funds.
   N&B Management has voluntarily undertaken until December 31, 1997, to reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses which, in the aggregate, exceed 1.50% per annum of the Fund's average daily net assets.

   Because the Funds pay 12b-1 fees, long-term investors in Fund shares may pay more in distribution expenses than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers ("NASD").

   The "Example" is amended to read as follows:

   To illustrate the effect of Operating Expenses, let's assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in each Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:

NEUBERGER&BERMAN
EQUITY ASSETS                              1 YEAR    3 YEARS
-------------------------------------------------------------
FOCUS ASSETS                                $13        $40
GUARDIAN ASSETS                             $12        $38
MANHATTAN ASSETS                            $13        $41
PARTNERS ASSETS                             $13        $39

   The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

   The following section is added prior to "Investment Programs" (page 9):

FINANCIAL HIGHLIGHTS

          Selected Per Share Data and Ratios

----------------------------------------------------------------------

   The financial information in the following table is for Neuberger&Berman PARTNERS Assets as of August 31, 1996. As of that date, none of the other Funds had commenced operations. The following information has been audited by the Fund's independent auditors. You may obtain, at no cost, further information about the performance of Neuberger&Berman PARTNERS Assets in its annual report. The auditors' report with respect to Neuberger&Berman PARTNERS Assets is incorporated  in  the  SAI  by  reference  to  the  annual  report.  Please call
800-366-6264  for  a  free  copy  of  the  annual  report  and  for   up-to-date
information.

FINANCIAL HIGHLIGHTS
          Partners Assets
   The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.

                                                        Period from
                                                    August 19, 1996(1)
                                                       to August 31,
                                                           1996
                                                    -------------------
Net Asset Value, Beginning of Period                         $10.00
                                                                 ------
Income from Investment Operations
    Net Investment Income                                        --
    Net Gains or Losses on Securities
     (both realized and unrealized)                            (.09)
                                                                 ------
      Total from Investment Operations                         (.09)
                                                                 ------
Net Asset Value, End of Period                               $ 9.91
                                                                 ------
Total Return+                                                 -0.90%(1)
                                                                 ------
Ratios/Supplemental Data
    Net Assets, End of Period (in thousands)                 $103.5
                                                                 ------
    Ratio of Expenses to Average Net Assets(1)                 1.50%(3)
                                                                 ------
    Ratio of Net Investment Income to Average Net
     Assets(3)                                                 2.38%(1)
                                                                 ------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                                 August 31, 1996

          Partners Assets

----------------------------------------------------------------------

1)The date investment operations commenced.
2)Not annualized.
3)After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action the annualized ratios to average daily net assets would have been:

                                                                     PERIOD FROM
                                                                   AUGUST 19, 1996
                                                                 TO AUGUST 31, 1996
------------------------------------------------------------------------------------
Expenses                                                                2.50%
Net Investment Income                                                   1.38%

4)Annualized.
5)Because the Fund invests only in the Portfolio and the Portfolio (rather than the Fund) engages in securities transactions, the Fund does not calculate a portfolio turnover rate or pay any brokerage commissions. For the year ended August 31, 1996, the portfolio turnover rate for the Portfolio was 96% and the average commission rate paid by the Portfolio was $0.0494.
+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would be lower if N&B Management had not reimbursed certain expenses.

INVESTMENT PROGRAMS
   The investment program of Neuberger&Berman MANHATTAN Portfolio (Pages 10-11) is amended to read as follows:

   The investment objective of Neuberger&Berman MANHATTAN Portfolio and Neuberger&Berman MANHATTAN Assets is to seek capital appreciation without regard to income.
   Neuberger&Berman MANHATTAN Portfolio generally invests in securities of small-, medium-, and large-capitalization companies believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental.
   The Portfolio uses a "growth at a reasonable price" investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Portfolio may purchase such securities at prices with relatively higher multiples to measures of economic value (such as earnings or cash flow) than other Portfolios. The Portfolio focuses on companies with strong balance sheets and reasonable valuations relative to their growth rates. It also diversifies its investments among many companies and industries.
   The Portfolio's growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. The Portfolio may invest in common stocks of companies with small market capitalizations ("small-cap companies"). Small-cap company stocks have higher risk and volatility than securities of companies with larger market capitalizations because most small-cap company stocks are not as broadly traded and their prices thus may fluctuate more widely and abruptly. Small-cap company securities are also less researched and often overlooked and undervalued in the market. There is no necessary correlation between market capitalization and the financial attributes -- such as levels of assets, revenues or income -- commonly used to measure the size of a company. Studies indicate that, over the last 30 years, small-cap company stocks have outperformed larger capitalization stocks about two-thirds of the time, even though small-cap stocks have usually declined more than larger capitalization stocks in declining markets. There can be no assurance that this pattern will continue. Most small-cap company stocks pay low or no dividends; however, the Portfolio seeks long-term appreciation, rather than income.
   The Portfolio does not follow a policy of active trading for short-term profits. Accordingly, the Portfolio may be more appropriate for investors with a longer-range perspective.

PERFORMANCE INFORMATION

   This section (pages 13-14) is amended to include the following:

   As of August 31, 1996, none of the Funds had any past performance except for Neuberger&Berman PARTNERS Assets, which commenced operations in August 1996. However, four mutual funds that are series of Neuberger&Berman Equity Funds ("N&B Equity Funds"), each of which has a name similar to a Fund and the same investment objective, policies, and limitations as that Fund ("Sister Fund"), also invest in the four Portfolios described herein. Each Sister Fund had a predecessor. The following table shows the average annual total returns of each Sister Fund and its predecessor for the 1-year, 5-year, and 10-year periods ended August 31, 1996 (for Neuberger&Berman PARTNERS Assets, returns for the period from August 19, 1996 to August 31, 1996 represent the actual performance of that Fund). The Sister Funds have a different fee structure than the Funds and do not pay 12b-1 fees. Had these fees been reflected, the total returns shown in the table would have been lower. The table also shows a comparison with the S&P "500" Index. The S&P "500" Index is the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index generally considered to be representative of overall stock market activity. Please note that indices do not take into account any fees or expenses of investing in the individual securities they track.

                AVERAGE ANNUAL TOTAL RETURNS OF THE SISTER FUNDS
                       FOR PERIODS ENDED AUGUST 31, 1996

                                                      10       SINCE    INCEPTION
                                1 YEAR    5 YEARS    YEARS    INCEPTION    DATE
----------------------------------------------------------------------------------
FOCUS                            +3.70%   +15.90%   +13.40%   +11.75%     10/19/55
GUARDIAN                         +5.27%   +15.09%   +13.32%   +12.92%       6/1/50
MANHATTAN                        -2.91%   +11.12%   +11.12%   +16.39%      3/1/79+
PARTNERS*                       +13.88%   +15.22%   +12.59%   +17.50%     1/20/75+
S&P "500"                       +18.70%   +13.59%   +13.35%      N/A           N/A

+THE  DATES WHEN N&B MANAGEMENT BECAME INVESTMENT ADVISER TO THE PREDECESSORS OF
 THE SISTER FUNDS.
*INCLUDES  PERFORMANCE  RESULTS  OF  THE  FUND  FOR  THE  PERIOD  FOLLOWING  ITS
 COMMENCEMENT OF OPERATIONS ON AUGUST 19, 1996.

   Prior to November 1991, the investment policies of the predecessor of Neuberger&Berman FOCUS Assets' Sister Fund required that a substantial percentage of its assets be invested in the energy field; accordingly, performance results prior to that time do not necessarily reflect the level of performance that might have been achieved had the Fund's current policies been in effect during that period.

   The following table lets you take a closer look at how each Sister Fund and its predecessor performed year by year, in terms of an annual per share total return for each of the last ten calendar years (ending December 31). The total returns shown in the table would have been lower had they reflected the higher fees of the Funds, as compared to those of the Sister Funds and their predecessors. Please note that the previous chart reflects information for periods ended on the Sister Funds' last fiscal year-end (that is, as of August 31, 1996).

              TOTAL RETURNS OF THE SISTER FUNDS FOR CALENDAR YEARS
                               ENDED DECEMBER 31,

                                 1986     1987     1988     1989     1990     1991
-----------------------------------------------------------------------------------
FOCUS                           +10.1%    +0.6%   +16.5%   +29.8%    -5.9%   +24.7%
GUARDIAN                        +11.9     -1.0    +28.0    +21.5     -4.7    +34.3
MANHATTAN                       +16.8     +0.4    +18.3    +29.1     -8.1    +30.9
PARTNERS                        +17.3     +4.3    +15.5    +22.8     -5.1    +22.4
S&P "500"                       +18.6     +5.2    +16.5    +31.6     -3.1    +30.3

                                 1992     1993      1994     1995
------------------------------
FOCUS                           +21.1%    +16.3%    +0.9%   +36.2%
GUARDIAN                        +19.0     +14.5     +0.6    +32.1
MANHATTAN                       +17.8     +10.0     -3.6    +31.0
PARTNERS                        +17.5     +16.5     -1.9    +35.2
S&P "500"                        +7.6     +10.0     +1.4    +37.5

MANAGEMENT AND ADMINISTRATION

   The   section  on   management  of   Neuberger&Berman  FOCUS   Portfolio  and
Neuberger&Berman GUARDIAN Portfolio under "Investment Manager, Administrator, Distributor, and Sub-Adviser" (Pages 23-24) is amended to read as follows:

   Neuberger&Berman FOCUS Portfolio and Neuberger&Berman GUARDIAN
Portfolio -- Kent C. Simons and Kevin L. Risen. Mr. Simons is a Vice President of N&B Management and a principal of Neuberger&Berman. Mr. Simons has had responsibility for Neuberger&Berman FOCUS Portfolio and Neuberger&Berman FOCUS Assets' Sister Fund's predecessor since 1988, and for Neuberger&Berman GUARDIAN Portfolio and Neuberger&Berman GUARDIAN Assets' Sister Fund's predecessor since 1983. Mr. Risen has had those responsibilities since 1996. Mr. Risen has been an Assistant Vice President of N&B Management since May 1996 and a portfolio manager for Neuberger&Berman since 1995. He was a research analyst at Neuberger&Berman from 1992 to 1995; from 1990 to 1992, he was a research analyst at another prominent financial services firm.

     [LOGO]
(recycle logo)
PRINTED ON RECYCLED PAPER
                                                                    NBLSP1351296

Neuberger&Berman
EQUITY ASSETS


Neuberger&Berman FOCUS ASSETS           Neuberger&Berman MANHATTAN ASSETS
Neuberger&Berman GUARDIAN ASSETS        Neuberger&Berman PARTNERS ASSETS



         NO-LOAD EQUITY FUNDS

         YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A PENSION PLAN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION (EACH AN "INSTITUTION") WHICH PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND WHICH HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").

         EACH OF THE ABOVE-NAMED FUNDS (A "FUND") INVESTS ALL OF ITS NET INVESTABLE ASSETS IN ITS CORRESPONDING PORTFOLIO (A "PORTFOLIO") OF EQUITY MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY MANAGED BY N&B MANAGEMENT. EACH PORTFOLIO INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF
ITS CORRESPONDING FUND. THE INVESTMENT PERFORMANCE OF EACH FUND DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF ITS CORRESPONDING PORTFOLIO. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS UNIQUE STRUCTURE THAT YOU SHOULD CONSIDER, SEE "SUMMARY" ON PAGE 1, AND "SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 8.

         Please read this Prospectus before investing in any of the Funds and keep it for future reference. It contains information about the Funds that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Funds and Portfolios, dated February 13, 1996, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-366-6264.


         PROSPECTUS DATED FEBRUARY 13, 1996

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                                          Page

         SUMMARY...........................................................  1
                  The Funds and Portfolios; Risk Factors ..................  1
                  Management ..............................................  2
                  The Neuberger&Berman Investment Approach ................  2

         EXPENSE INFORMATION...............................................  3
                  Shareholder Transaction Expenses for Each Fund ..........  3
                  Annual Fund Operating Expenses...........................  3
                  Example..................................................  4

         INVESTMENT PROGRAMS...............................................  4
                  Focus Portfolio .........................................  5
                  Guardian Portfolio.......................................  5
                  Manhattan Portfolio......................................  6
                  Partners Portfolio.......................................  6
                  Short-Term Trading; Portfolio Turnover...................  7
                  Borrowings...............................................  7
                  Other Investments........................................  7

         PERFORMANCE INFORMATION...........................................  7
                  Total Return Information.................................  8

         SPECIAL INFORMATION REGARDING ORGANIZATION,
         CAPITALIZATION, AND OTHER MATTERS.................................  9
                  The Funds ...............................................  9
                  The Portfolios...........................................  9

         SHAREHOLDER SERVICES.............................................. 11
                  How to Buy Shares ....................................... 11
                  How to Sell Shares....................................... 11
                  Exchanging Shares ....................................... 12

         SHARE INFORMATION................................................. 12
                  Share Prices and Net Asset Value......................... 12

         DIVIDENDS, OTHER DISTRIBUTIONS,
         AND TAXES......................................................... 13
                  Distribution Options..................................... 13
                  Taxes.................................................... 13

         MANAGEMENT AND ADMINISTRATION..................................... 14
                  Trustees and Officers ................................... 14
                  Investment Manager, Administrator, Distributor, and
                  Sub-Adviser ............................................. 14
                  Expenses................................................. 15
                  Transfer Agent........................................... 16

         DESCRIPTION OF INVESTMENTS........................................ 16

         USE OF JOINT PROSPECTUS AND STATEMENT
         OF ADDITIONAL INFORMATION......................................... 18

         DIRECTORY......................................................... 19

         FUNDS ELIGIBLE FOR EXCHANGE....................................... 20

SUMMARY

The Funds and Portfolios; Risk Factors

         Each Fund is a series of Neuberger&Berman Equity Assets (the "Trust") and invests in a corresponding Portfolio that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because each Fund "feeds" shareholders' investments into its corresponding Portfolio, a "master" fund. The structure looks like this:



           -------------------------------
                     Shareholders
           -------------------------------
                                         BUY SHARES IN

           -------------------------------
                        Funds
           -------------------------------
                                             INVEST IN

           -------------------------------
                      Portfolios
           -------------------------------
                                             INVEST IN

           -------------------------------
             Stocks and Other Securities
           -------------------------------


         The trustees who oversee the Funds believe that this structure may benefit shareholders; investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Funds and the Portfolios, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page 8. An investment in any Fund involves certain risks, depending upon the types of investments made by its corresponding Portfolio. For more details about each Portfolio, its investments and their risks, see "Investment Programs" on page 4 and "Description of Investments" on page 15.

         The following table is a summary highlighting features of the Funds and their corresponding Portfolios. You may want to invest in a variety of Funds to fit your particular investment needs. Of course, there can be no assurance that a Fund will meet its investment objective.





Neuberger&Berman Equity        Investment                                Portfolio
Assets                         Style                                     Characteristics




GUARDIAN ASSETS                Broadly diversified, large-cap            A growth and income fund that invests in
                               value fund. Relatively low                stocks of established, high-quality
                               portfolio turnover.                       companies that are not well followed on
                                                                         Wall Street or  are temporarily out  of
                                                                         favor.


FOCUS ASSETS                   Large-cap value fund, more                Invests in common stocks selected from 13
                               concentrated portfolio than               multi-industry sectors of the economy. To
                               Guardian. Relatively low portfolio        maximize potential return, the Portfolio
                               turnover.                                 normally makes at least 90% of its
                                                                         investments in not more than six sectors
                                                                         believed by the portfolio managers to be
                                                                         undervalued.


MANHATTAN ASSETS               Broadly diversified, medium- to           Invests in securities believed to have the
                               large-cap growth fund. Relatively         maximum potential for long-term capital
                               low portfolio turnover.                   appreciation. Portfolio manager follows a
                                                                         "growth at a reasonable price" philosophy
                                                                         and searches for financially sound, growing
                                                                         companies with  a special competitive
                                                                         advantage or a product that makes their
                                                                         stocks attractive.


PARTNERS ASSETS                Broadly diversified, medium- to           Seeks capital growth through an approach
                               large-cap value fund. Moderate            that is intended to increase capital with
                               portfolio turnover.                       reasonable risk. Portfolio managers look at
                                                                         fundamentals, focusing particularly on cash
                                                                         flow, return on capital, and asset values.



Management

         N&B Management, with the assistance of Neuberger&Berman, L.P. ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolios. N&B Management also provides administrative services to the Portfolios and the Funds and acts as distributor of Fund shares. See "Management and Administration" on page 30. If you want to know how to buy and sell shares of the Funds or exchange them for shares of other Neuberger&Berman Funds[SERVICEMARK] made available through an Institution, see "Shareholder Services-How to Buy Shares" on page 26, "Shareholder Services-How to Sell Shares" on page 26, "Shareholder Services-Exchanging Shares" on page 26, and the policies of the Institution through which you are purchasing shares.

The Neuberger&Berman Investment Approach

         While each Portfolio has its own investment objective, policies, and limitations, each Portfolio is managed using one of two basic investment approaches-value and growth.

         A value-oriented portfolio manager buys stocks that are selling for less than their perceived market value. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.

         Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio-that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).

         While a value approach concentrates on undervalued securities in relation to their fundamental economic value, a growth approach seeks out stocks of companies that are projected to grow at above-average rates and may appear poised for a period of accelerated earnings.

         The growth portfolio manager is willing to pay a higher share price in the hopes that the stock's earnings momentum will carry the stock's price higher. As a stock's price increases based on strong earnings, the stock's original price appears low in relation to the growth rate of its earnings. Sometimes this happens when a particular company or industry is temporarily out of favor with the market or under-researched. This strategy is called "growth at a reasonable price."

         Neuberger&Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.

         In general,  Neuberger&Berman  FOCUS,  Neuberger&Berman  GUARDIAN,  and
Neuberger&Berman PARTNERS Portfolios adhere to a value-oriented investment approach. Neuberger&Berman MANHATTAN Portfolio places a greater emphasis on finding securities whose measures of fundamental value are low in relation to the growth rate of their future earnings and cash flow, as projected by the portfolio manager, and that Portfolio is therefore willing to invest in securities with prices that are somewhat higher multiples of earnings.

EXPENSE INFORMATION

         This section gives you certain  information  about the expenses of each
Fund  and  its  corresponding  Portfolio.  See  "Performance   Information"  for
important facts about the investment performance of each Fund.

Shareholder Transaction Expenses for Each Fund

         As shown by this table, there are no transaction charges when you buy or sell Fund shares.


Sales Charge Imposed on Purchases                    NONE

Sales Charge Imposed on Reinvested Dividends         NONE

Deferred Sales Charges                               NONE

Redemption Fees                                      NONE

Exchange Fees                                        NONE



Annual Fund Operating Expenses
(as a percentage of average daily net assets)


         The following table shows anticipated annual Total Operating Expenses for each Fund, which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the Operating Expenses of its corresponding Portfolio. These expenses are borne indirectly by Fund shareholders. Each Fund pays N&B Management an administration fee, based on the Fund's average daily net assets. Each Portfolio pays N&B Management a management fee, based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the corresponding Fund. Therefore, the table combines management and administration fees. The Funds and Portfolios also incur other expenses for things such as accounting and legal fees, maintaining shareholder records, and furnishing shareholder statements and Fund reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Funds' expenses are factored into their share prices and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAI.

         Because the Funds pay a 12b-1 fee, long-term investors in Fund shares may pay more in distribution expenses than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers ("NASD").





                             Management and                            Other             Total
Neuberger&Berman             Administration                           Expenses         Operating
Equity Assets                     Fees             12b-1 Fees       (estimated)        Expenses
-----------------            --------------        ----------       -----------       ----------




FOCUS ASSETS                        0.92%             0.25%            0.10%             1.27%

GUARDIAN ASSETS                     0.86%             0.25%            0.08%             1.19%

MANHATTAN ASSETS                    0.93%             0.25%            0.11%             1.29%

PARTNERS ASSETS                     0.89%             0.25%            0.09%             1.23%



         Anticipated Total Operating Expenses for each Fund are annualized projections based upon current administration fees for the Fund and management fees for its corresponding Portfolio; "Other Expenses" are estimated amounts for the current fiscal year. The trustees of the Trust believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by its corresponding Portfolio. The trustees of the Trust also believe that investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. The expenses and returns of other funds that may invest in the Portfolios may differ from those of the Funds.

         N&B Management has voluntary undertaken until December 31, 1997, to reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses which, in the aggregate, exceed 1.50% per annum of the Fund's average daily net assets. The management fee paid by each Portfolio is 0.55% of average daily net assets at current asset levels.

Example

         To illustrate the effect of Operating Expenses, let's assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in each Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:

NEUBERGER&BERMAN EQUITY ASSETS              1 Year              3 Years
------------------------------              ------              -------


FOCUS ASSETS                                     $13                  $40


GUARDIAN ASSETS                                  $12                  $38


MANHATTAN ASSETS                                 $13                  $41


PARTNERS ASSETS                                  $13                  $39



         The assumption in this example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. THE INFORMATION IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.


INVESTMENT PROGRAMS

         The  investment   policies  and   limitations  of  each  Fund  and  its
corresponding Portfolio are identical. Each Fund invests only in its corresponding Portfolio. Therefore, the following shows you the kinds of securities in which each Portfolio invests. For an explanation of some types of investments, see "Description of Investments," on page 15.

         Investment policies and limitations of the Funds and Portfolios are not fundamental unless otherwise specified in this Prospectus or the SAI. While a non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval, the Funds intend to notify shareholders before making any material change to such policies or limitations. Fundamental policies may not be changed without shareholder approval.

         The investment objectives of the Funds and Portfolios are not fundamental. The Funds have undertaken not to change their investment objective without 30 days' prior notice to shareholders. There can be no assurance that the Funds or Portfolios will achieve their objectives. Each Fund, by itself, does not represent a comprehensive investment program.

         Additional investment techniques, features, and limitations concerning the Portfolios' investment programs are described in the SAI.

Neuberger&Berman Focus Portfolio

         The investment objective of Neuberger&Berman FOCUS Portfolio and Neuberger&Berman FOCUS Assets is to seek long-term capital appreciation.

         Neuberger&Berman FOCUS Portfolio invests principally in common stocks selected from the following 13 multi-industry sectors of the economy:

 . Autos & Housing                   . Health Care                     . Technology
 . Consumer Goods & Services         . Heavy Industry                  . Transportation
 . Defense & Aerospace               . Machinery & Equipment           . Utilities
 . Energy                            . Media & Entertainment
 . Financial Services                . Retailing


         To maximize potential return, the Portfolio normally makes at least 90% of its investments in not more than six sectors it identifies as undervalued. Where a particular industry may fall within more than one sector, N&B Management uses its judgment and experience to determine the placement of that industry within a sector. The Portfolio uses the value-oriented investment approach to identify stocks believed to be undervalued, including stocks that are temporarily out of favor in the market. The Portfolio then focuses its investments in the sectors in which the undervalued stocks are clustered. These sectors are believed to offer the greatest potential for capital growth. This investment approach is different from that of most other mutual funds that emphasize sector investment. Those funds either invest in only a single economic sector or choose a number of sectors by analyzing general economic trends. The sectors are more fully described in the SAI.

         The Portfolio may be affected more by any single economic, political, or regulatory development than a more diversified mutual fund. The risk of decline in the Portfolio's asset value due to an adverse development may be partially offset by the value-oriented investment approach. To further reduce this risk, the Portfolio may not (1) invest more than 50% of its total assets in any one sector, (2) as a fundamental policy, concentrate 25% or more of its total assets in the securities of companies having their principal business activities in any one industry, or (3) invest more than 5% of its total assets in the securities of any one company.


Neuberger&Berman Guardian Portfolio

         The investment  objective of  Neuberger&Berman  GUARDIAN  Portfolio and
Neuberger&Berman   GUARDIAN  Assets  is  to  seek  capital   appreciation   and,
secondarily, current income.

         Neuberger&Berman GUARDIAN Portfolio invests primarily in a large number of common stocks of long-established, high-quality companies. The Portfolio uses the value-oriented investment approach in selecting securities. Thus, N&B Management looks for such factors as low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings. The Portfolio diversifies its holdings among many different companies and industries.

         Neuberger&Berman GUARDIAN Fund, a mutual fund administered by N&B Management that invests all of its net investable assets in Neuberger&Berman

GUARDIAN Portfolio, and its predecessor have paid their shareholders an income dividend every quarter and a capital gain distribution every year since the predecessor's inception in 1950. Of course, this past record does not necessarily predict the Fund's future practices.


Neuberger&Berman Manhattan Portfolio

         The investment objective of Neuberger&Berman MANHATTAN Portfolio and Neuberger&Berman MANHATTAN Assets is to seek capital appreciation without regard to income.

         Neuberger&Berman MANHATTAN Portfolio generally invests in securities of medium- to large-capitalization companies believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental. The Portfolio expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market.

         The Portfolio's growth investment program involves greater risks and share price volatility than programs that invest in more conservative securities. Moreover, the Portfolio does not follow a policy of active trading for short-term profits. Accordingly, the Portfolio may be more appropriate for investors with a longer-range perspective. The Portfolio uses a "growth at a reasonable price" investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Portfolio may purchase such securities at prices with relatively higher multiples to measures of economic value (such as earnings or cash flow) than other Portfolios. In addition, the Portfolio focuses on companies with strong balance sheets and reasonable valuations relative to their growth rates. It also diversifies its investments into many companies and industries.

Neuberger&Berman Partners Portfolio

         The investment objective of Neuberger&Berman PARTNERS Portfolio and Neuberger&Berman PARTNERS Assets is to seek capital growth.

         Neuberger&Berman PARTNERS Portfolio invests principally in common stocks of medium- to large-capitalization established companies, using the value-oriented investment approach. The Portfolio seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Its investment program seeks securities believed to be undervalued based on strong fundamentals, including low price-to-earnings ratios, consistent cash flow, and the company's track record through all parts of the market cycle.

         The Portfolio considers additional factors when selecting securities, including ownership by a company's management of the company's stock and the dominance of a company in its particular field.

Short-Term Trading; Portfolio Turnover

         Although the Portfolios do not purchase securities with the intention of profiting from short-term trading, each Portfolio may sell portfolio securities when N&B Management believes that such action is advisable. It is anticipated that the annual turnover rates of the Portfolios generally will not exceed 100%. Turnover rates in excess of 100% may result in higher transaction costs (which are borne directly by the Portfolio) and a possible increase in short-term capital gains or losses. See "Dividends, Other Distributions, and Taxes" on page 12 and the SAI.

Borrowings

         Each Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). None of the Portfolios expects to borrow money. As a non-fundamental policy, none of the Portfolios may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.

Other Investments

         For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.


PERFORMANCE INFORMATION

         The performance of the Funds is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividend income, other distributions, and variations in share prices from the beginning to the end of a period.

         An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smooths out variations in performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.


         As of the date of this Prospectus, the Funds have no past performance. However, four mutual funds that are series of Neuberger&Berman Equity Funds

("N&B Equity Funds"), each of which has a name similar to a Fund and the same investment objective, policies, and limitations as that Fund ("Sister Fund"), also invest in the four Portfolios described herein. Each Sister Fund had a predecessor. The following table shows the average annual total returns for the period ended August 31, 1995 (the most recent fiscal year-end of the Sister Funds) of a 1-year, 5-year, and 10-year investment in each Sister Fund and its predecessor. The Sister Funds have a different fee structure than the Funds and do not pay 12b-1 fees. Had these fees been reflected, the total returns shown in the table would have been lower. The table also shows a comparison with the S&P 500 Index for each Sister Fund and its predecessor. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index generally considered to be representative of overall stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities they track, and that individuals cannot invest directly in any index.

                   AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                             ENDED AUGUST 31, 1995
                   (PERFORMANCE RESULTS OF THE SISTER FUNDS)



                                                           Since     Inception
                  1 Year      5 Years      10 Years      Inception     Date


FOCUS             27.47%      18.52%        14.77%        11.97%      10/19/55


GUARDIAN          24.06%      20.14%        15.66%        13.10%      6/1/50


MANHATTAN         26.00%      17.10%        15.01%        17.69%      3/1/79+


PARTNERS          21.53%      16.05%        14.43%        17.70%      1/20/75+


S&P 500           21.42%      15.13%        15.17%          N/A            N/A



+ The dates when N&B Management became investment adviser to the predecessors of the Sister Funds.

         Prior to November 1991, the investment policies of the predecessor of Neuberger&Berman Focus Assets' Sister Fund required that a substantial percentage of its assets be invested in the energy field; accordingly, performance results prior to that time do not necessarily reflect the level of performance that might have been achieved had the Fund's current policies been in effect during that period.

         The following table lets you take a closer look at how each Sister Fund and its predecessor performed year by year, in terms of an annual per share total return for each calendar year (ending December 31). The total returns shown in the table would have been lower had they reflected the higher fees of the Funds, as compared to those of the Sister Funds. Please note that the above chart reflects information for periods ended on the Sister Funds' last fiscal year-end (that is, as of August 31, 1995).

                                            TOTAL RETURN FOR CALENDAR YEARS ENDED DECEMBER 31
                                                (PERFORMANCE RESULTS OF THE SISTER FUNDS)




                1984      1985      1986      1987       1988      1989      1990      1991      1992       1993      1994




FOCUS          4.8%     22.4%     10.1%     0.6%       16.5%     29.8%    (5.9%)     24.7%     21.1%      16.3%     0.9%


GUARDIAN       7.3%     25.0%     11.9%     (1.0%)     28.0%     21.5%    (4.7%)     34.3%     19.0%      14.5%     0.6%


MANHATTAN      7.1%     37.1%     16.8%     0.4%       18.3%     29.1%    (8.1%)     30.9%     17.8%      10.0%     (3.6%)


PARTNERS       8.0%     29.9%     17.3%     4.3%       15.5%     22.8%    (5.1%)     22.4%     17.5%      16.5%     (1.9%)


S&P 500        6.2%     31.6%     18.6%     5.2%       16.5%     31.6%    (3.1%)     30.3%     7.6%       10.0%     1.4%







TOTAL RETURN INFORMATION. You can obtain current performance information about each Fund by calling N&B Management at 800-366-6264.


SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS

The Funds

         Each Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of October 18, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has five separate series. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of the Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

The Portfolios

         Each Portfolio is a separate series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; its corresponding Fund thus acquires an indirect interest in those securities. Historically, N&B Management, which is the administrator of each Fund and the investment manager of each Portfolio, has sponsored, with Neuberger&Berman, traditionally structured mutual funds since 1950. However, it has operated 12 master funds and 20 feeder funds since August 1993 and now operates 21 master funds and 32 feeder funds. This "master/feeder fund" structure is depicted in the "Summary" on page 1.

         Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. The four Sister Funds that are series of N&B Equity Funds and four series of Neuberger&Berman Equity Trust ("N&B Equity Trust") invest all of their respective net investable assets in the four Portfolios described herein. The shares of each series of N&B Equity Funds (but not of N&B Equity Trust) are available for purchase by members of the general public. Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. The Trust does not sell its shares directly to members of the general public. Other investors in a Portfolio (including the series of N&B Equity Funds) that might sell shares to members of the general public are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except N&B Equity Funds) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that may invest in a Portfolio in the future will be available from N&B Management by calling 800-366-6264.

         The trustees of the Trust believe that investment in a Portfolio by a series of N&B Equity Funds or N&B Equity Trust or other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees would consider what action might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.

CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

SHAREHOLDER SERVICES

How to Buy Shares

         YOU CAN BUY AND OWN FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN INSTITUTION WHICH PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND WHICH HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH N&B MANAGEMENT. N&B Management and the Funds do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide under an administrative services agreement and/or dealer agreement. N&B Management does not provide investment advice to any Institution or its clients or make decisions regarding their investments.

         Each Institution will establish its own procedures for the purchase of Fund shares in its account, including minimum initial and additional investments for shares of each Fund and the acceptable methods of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Institution to buy shares. The Funds will not issue a certificate for your shares.

Other Information:

         .        An Institution must pay for shares it purchases in U.S.
                  dollars.

         . Each Fund has the right to suspend the offering of its shares for a period of time. Each Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using an exchange of shares. See "Shareholder Services-- Exchanging Shares."

How to Sell Shares

         You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an

Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Institution to sell shares.


         Each Fund has reserved the right, if conditions exist which make cash payments undesirable, to honor any request for a redemption by making payments in securities valued in the same way as they would be valued for purposes of computing that Fund's net asset value per share. If payment is made in securities, an Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold.


Other Information:

         . Redemption proceeds will be paid to Institutions as agreed with each Fund, but in any case within three calendar days (under unusual circumstances a Fund may take longer, as permitted by law).

         . Each Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

Exchanging Shares

         Through an account with an Institution, you may be able to exchange shares of a Fund for shares of another Fund described in this Prospectus. Each Institution will establish its own exchange policy and procedures for its accounts. Shares are exchanged at the next price calculated on a day the NYSE is open, after an exchange order is received and accepted by an Institution.

         . Shares can be exchanged only between accounts registered in the same name, address, and taxpayer ID number of the Institution.

         . An exchange can be made only into a Fund whose shares are eligible for sale in the state where the Institution is located.

         .        An exchange may have tax consequences.

         . Each Fund may refuse any exchange orders from any Institution if for any reason they are not deemed to be in the best interests of the Fund and its shareholders.

         . Each Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give each Institution advance notice whenever it can reasonably do so.


SHARE INFORMATION

         Share Prices and Net Asset Value

         Each Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund and its corresponding Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open. Each Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange, or other national securities exchanges or quoted on Nasdaq, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no sale of such a security on that day, that security is valued at the mean between its closing bid and asked prices. The Portfolios value all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.


DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES

         Each Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses), net realized capital gains, and net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio, normally in December. Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions. In addition, Neuberger&Berman GUARDIAN Assets distributes substantially all of its share of Neuberger & Berman GUARDIAN Portfolio's net investment income, if any, at the end of each calendar quarter.

Distribution Options

REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of a Fund are automatically reinvested in additional shares of that Fund, unless an Institution elects to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable.

DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.

Taxes

         Each Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.

         An investment has certain tax consequences, depending on the type of account in which you invest. IF YOU HAVE AN ACCOUNT UNDER A QUALIFIED RETIREMENT PLAN OR AN INDIVIDUAL RETIREMENT ACCOUNT, TAXES ARE DEFERRED.


TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared.

         For federal income tax purposes, dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares. Every January, each Fund will send each Institution that is a shareholder therein a statement showing the amount of distributions paid in the previous year.

TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund shares, including redemptions in connection with exchanges to other Funds, are subject to tax. A capital gain or loss is the difference between the amount paid for shares (including the amount of any dividends and other distributions that were reinvested) and the amount received when shares are sold.

         When an Institution sells shares, it will receive a confirmation statement showing the number of shares sold and the price. Every January, Institutions will also receive a consolidated transaction statement for the previous year.

         Each   Institution   annually  will  send  investors  in  its  accounts
statements showing distribution and transaction information for the previous year.

         The foregoing is only a summary of some of the important tax considerations affecting each Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.

MANAGEMENT AND ADMINISTRATION

         Trustees and Officers

         The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Fund and each Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or partners of Neuberger&Berman serve without compensation from the Funds or the Portfolios. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of any Fund, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.

Investment Manager, Administrator, Distributor, and Sub-Adviser

         N&B Management serves as the investment manager of each Portfolio, as administrator of each Fund, and as distributor of the shares of each Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the four Portfolios, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolios and other mutual funds managed by N&B Management, also serves as investment adviser of three investment companies. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $11.9 billion as of December 31, 1995.


         As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolios. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Portfolios' principal broker in the purchase and sale of their securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $38.7 billion of assets as of December 31, 1995. All of the voting stock of N&B Management is owned by individuals who are general partners of Neuberger&Berman.

         The following is information about the individuals who are primarily responsible for day-to-day management of the Portfolios:

         Neuberger&Berman FOCUS Portfolio and Neuberger&Berman GUARDIAN Portfolio-Kent C. Simons and Lawrence Marx III. Mr. Simons and Mr. Marx are Vice Presidents of N&B Management and general partners of Neuberger&Berman. Mr. Simons has had responsibility for Neuberger&Berman FOCUS Portfolio and Neuberger & Berman FOCUS Assets' Sister Fund's predecessor since 1988 and for
Neuberger&Berman GUARDIAN Portfolio and Neuberger & Berman GUARDIAN Assets' Sister Fund's predecessor since 1983. Mr. Marx has had those responsibilities since 1988.

         Neuberger&Berman MANHATTAN Portfolio-Mark R. Goldstein and Susan Switzer. Mr. Goldstein is a Vice President of N&B Management and a general partner of Neuberger&Berman. Previously he was a securities analyst and portfolio manager with that firm. He has had responsibility for Neuberger&Berman MANHATTAN Portfolio and Neuberger & Berman MANHATTAN Assets' Sister Fund's predecessor since June 1992. Ms. Switzer has been an Assistant Vice President of N&B Management since March 1995 and a portfolio manager of Neuberger&Berman since January 1995. Ms. Switzer was a research analyst and assistant portfolio manager for another money management firm from 1989 to 1994.

         Neuberger&Berman PARTNERS Portfolio-Michael M. Kassen and Robert I. Gendelman. Mr. Kassen is a Vice President of N&B Management and a general partner of Neuberger&Berman. He has had responsibility for Neuberger&Berman PARTNERS Portfolio and Neuberger&Berman PARTNERS Assets' Sister Fund's predecessor since June 1990. Mr. Kassen was an employee of N&B Management from 1990 to December 1992. Mr. Gendelman is a senior portfolio manager for Neuberger&Berman and an Assistant Vice President of N&B Management. Mr. Gendelman has had responsibility for Neuberger&Berman PARTNERS Portfolio since October 1994. He was a portfolio manager for another fund manager from 1992 to 1993 and was managing partner of an investment partnership from 1988 to 1992.

         Neuberger&Berman acts as the principal broker for the Portfolios in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, each Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.

         The partners and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds[SERVICEMARK].

         To mitigate the possibility that a Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into possession of information on portfolio transactions.

Expenses

         N&B Management provides investment management services to each Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. N&B Management provides administrative services to each Fund that include furnishing similar facilities and personnel for the Fund and performing accounting, recordkeeping, and other services for Institutions and their accounts. For such administrative services, each Fund pays N&B Management a fee at the annual rate of 0.40% of that Fund's average daily net assets. With a Fund's consent, N&B Management may subcontract to third parties, including

Institutions, some of its responsibilities to that Fund under the administration agreement and may compensate third parties that provide such services. For investment management services, each Portfolio pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of that Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.

         N&B Management acts as agent in arranging for the sale of Fund shares without commission and bears advertising and promotion expenses. The trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the 1940 Act ("Plan"). The Plan provides that, as compensation for administrative and other services provided for the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Funds, N&B Management receives from each Fund a fee at the annual rate of 0.25% of that Fund's average daily net assets. N&B Management pays this amount to Institutions that distribute Fund shares and provide services to the Funds and their shareholders. Those Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by a Fund during any year may be more or less than the cost of distribution and other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.

         See  "Expense   Information  -  Annual  Fund  Operating  Expenses"  for
anticipated fees for the current fiscal year.

         Each Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. Each Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include, but are not limited to, for the Funds and Portfolios, legal and accounting fees and compensation for trustees who are not affiliated with N&B Management; for the Funds, transfer agent fees, and the cost of printing and sending reports and proxy materials to shareholders; and for the Portfolios, custodial fees for securities.

         N&B Management has voluntarily undertaken until December 31, 1997, to reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses which, in the aggregate, exceed 1.50% per annum of the Fund's average daily net assets. The effect of reimbursement by N&B Management is to reduce a Fund's expenses and thereby increase its total return.

Transfer Agent

         The Funds' transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. The main office of State Street is located at 225 Franklin Street, Boston, MA 02110. All correspondence should be addressed to the Neuberger&Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.


DESCRIPTION OF INVESTMENTS

         In addition to common stocks and other securities referred to in "Investment Programs" herein, each Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolios may make, see the SAI.

ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolios' securities, under general supervision of the trustees of Managers Trust. Securities that are freely tradeable in their country of origin or in their principal market are not considered illiquid securities even if they are not registered for sale in the U.S.

RESTRICTED SECURITIES AND RULE 144A SECURITIES. Each Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted securities are liquid.

FOREIGN SECURITIES. Each Portfolio may invest up to 10% of the value of its total assets in foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies and instrumentalities. The 10% limitation does not apply to foreign securities that are denominated in U.S. dollars, including American Depositary Receipts ("ADRs"). Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. Investments in foreign securities that are not denominated in U.S. dollars (including those made through ADRs) may be subject to special risks, such as governmental regulation of foreign exchange transactions and changes in rates of exchange with the U.S. dollar, irrespective of the performance of the underlying investment.


COVERED CALL OPTIONS. Each Portfolio may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the seller may realize on the security during the option period is the fixed price; the seller continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for the option.

         The primary risks in using call options are (1) possible lack of a liquid secondary market for options and the resulting inability to close out options when desired; (2) the fact that the skills needed to use options are different from those needed to select a Portfolio's securities; (3) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, by offsetting favorable price movements in underlying investments; and (4) the possible inability of a Portfolio to sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" in connection with its use of these instruments. Options are considered "derivatives."

SHORT SALES AGAINST-THE-BOX. Each Portfolio may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold. Short selling against-the-box may defer recognition of gains or losses to a later tax period.

REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, a Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. Each Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.

OTHER INVESTMENTS. Although each Portfolio invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents.

         U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or instrumentalities; by other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, and Tennessee Valley Authority; and by various federally chartered or sponsored banks. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government mortgage-backed securities. The market prices of U.S. Government securities are not guaranteed by the Government and generally fluctuate with changing interest rates.

         "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities") under guidelines established by the trustees of Managers Trust. The value of fixed income securities in which a Portfolio may invest is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of a Portfolio's fixed income investments is likely to rise.

         Neuberger&Berman PARTNERS Portfolio may invest up to 15% of its net assets in debt securities rated below investment grade or Comparable Unrated Securities. Such securities (commonly known as "junk bonds"), as well as those rated by Moody's in its fourth highest category (Baa) or Comparable Unrated Securities, may be considered predominantly speculative, although, as debt securities, they generally have priority over equity securities of the same issuer and are generally better secured. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower- rated securities may be thinner and less active than for higher-rated securities. Neuberger&Berman PARTNERS Portfolio will invest in such securities only when N&B Management concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in the Appendix to the SAI.

USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

         Each Fund and its corresponding Portfolio acknowledges that it is solely responsible for all information or lack of information about that Fund and Portfolio in this Prospectus or in the SAI, and no other Fund or Portfolio is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Fund's use of a single combined Prospectus and combined SAI.


DIRECTORY

Investment Manager, Administrator,
and Distributor

Neuberger&Berman Management Incorporated
605 Third Avenue, 2nd Floor
New York, NY  10158-0180

Sub-Adviser

Neuberger&Berman, L.P.
605 Third Avenue
New York, NY  10158-3698

Custodian and Transfer Agent

State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

Address correspondence to:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue
2nd Floor
New York, NY 10158-0180
800-366-6264

Legal Counsel

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, DC  20036-1800

FUNDS ELIGIBLE FOR EXCHANGE

Equity Assets

Neuberger&Berman Focus Assets
Neuberger&Berman Guardian Assets
Neuberger&Berman Manhattan Assets
Neuberger&Berman Partners Assets

Neuberger&Berman, Neuberger & Berman Management Inc., and the above named Funds are service marks of Neuberger&Berman Management Inc.

[COPYRIGHT] 1996 Neuberger&Berman Management Inc.

                        NEUBERGER & BERMAN EQUITY ASSETS
          Amendment dated December 31, 1996 to Statement of Additional
                   Information ("SAI") dated February 13, 1996


     Effective November 1, 1996, the sub-adviser reorganized as a limited liability company known as Neuberger & Berman, LLC. All persons described in the SAI as partners of Neuberger & Berman, L.P. are principals of the new company.


                          PERFORMANCE INFORMATION

THE SECTION ON TOTAL RETURN COMPUTATIONS (PAGES 23-24) IS AMENDED TO INCLUDE THE
FOLLOWING:


          As of August 31, 1996, none of the Funds had any past performance except for Neuberger & Berman PARTNERS Assets, which commenced operations in August 1996. However, four mutual funds that are series of Neuberger & Berman Equity Funds ("N&B Equity Funds"), each of which has a name similar to a Fund and the same investment objective, policies, and limitations as that Fund
("Sister Fund"), also invest in the four Portfolios described herein. Each Sister Fund had a predecessor. The following total return data is for each Sister Fund and its predecessor (except that, for Neuberger & Berman PARTNERS Assets, returns for the period from August 19, 1996 to August 31, 1996 represent the actual performance of that Fund). The Sister Funds have a different fee structure than the Funds and do not pay 12b-1 fees. Had these fees been reflected, the total returns shown below would have been lower.


          The average annual total returns for Neuberger & Berman MANHATTAN Assets' Sister Fund and its predecessor for the one-, five-, and ten-year periods ended August 31, 1996, were -2.91%, +11.12%, and +11.12%, respectively. If an investor had invested $10,000 in that predecessor's shares on March 1, 1979 and had reinvested all income dividends and other distributions, the NAV of that investor's holdings would have been $142,767 on August 31, 1996.


          The average annual total returns for Neuberger & Berman FOCUS Assets' Sister Fund and its predecessor for the one-, five-, and ten-year periods ended August 31, 1996, were +3.70%, +15.90%, and +13.40%, respectively. If an investor had invested $10,000 in that predecessor's shares on October 19, 1955 and had reinvested all income dividends and other distributions, the NAV of that investor's holdings would have been $939,649 on August 31, 1996.


          The average annual total returns for Neuberger & Berman GUARDIAN Assets' Sister Fund and its predecessor for the one-, five-, and ten-year periods ended August 31, 1996, were +5.27%, +15.09%, and +13.32%, respectively. If an investor had invested $10,000 in that predecessor's shares on June 1, 1950 and had reinvested all income dividends and other distributions, the NAV of that investor's holdings would have been $2,767,857 on August 31, 1996.


          The average annual total returns for Neuberger & Berman PARTNERS Assets (following its commencement of operations on August 19, 1996), its Sister Fund and that Sister Fund's predecessor for the one-, five-, and ten-year periods ended August 31, 1996, were 13.88%, 15.22%, and 12.59%, respectively. If an investor had invested $10,000 in that predecessor's shares on January 20, 1975 and had reinvested all income dividends and other distributions, the NAV of that investor's holdings would have been $327,193 on August 31, 1996.


          Prior to January 5, 1989, the investment policies of the predecessor of Neuberger & Berman FOCUS Assets' Sister Fund required that at least 80% of its investments normally be in energy-related investments; prior to November 1, 1991, those investment policies required that at least 25% of its investments normally be in the energy sector. Neuberger & Berman FOCUS Assets may include information reflecting the Sister Fund's predecessor's performance and expenses for periods before November 1, 1991, in its advertisements, sales literature, financial statements, and other documents filed with the SEC and/or provided to current and prospective shareholders. Investors should be aware that such information may not necessarily reflect the level of performance and expenses that would have been experienced had the Sister Fund's predecessor been operating under the Fund's current investment policies.

                              TRUSTEES AND OFFICERS

THIS SECTION (PAGES 33-34) IS AMENDED TO INCLUDE THE FOLLOWING:

          The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds(R) has any retirement plan for its trustees or officers.


                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/96

                                      Aggregate        Total Compensation from
                                    Compensation      Trusts in the Neuberger &
Name and Position with                from the         Berman Fund Complex Paid
The Trust                               Trust                to Trustees
-----------------------              -----------      --------------------------

Faith Colish                           $0                    $38,500
Trustee                                                (5 other investment
                                                            companies)

Donald M. Cox                          $0                    $31,000
Trustee                                                (3 other investment
                                                            companies)

Stanley Egener                         $0                       $0
Chairman of the Board,                                 (9 other investment
Chief Executive                                             companies)
Officer, and Trustee

Alan R. Gruber                         $0                    $28,000
Trustee                                                (3 other investment
                                                            companies)

Howard A. Mileaf                       $0                    $37,000
Trustee                                                (4 other investment
                                                            companies)

Edward I. O'Brien                      $0                    $31,500
Trustee                                                (3 other investment
                                                            companies)

John T. Patterson, Jr.                 $0                    $40,500
Trustee                                                (4 other investment
                                                            companies)

John P. Rosenthal                      $0                    $36,500
Trustee                                                (4 other investment
                                                            companies)

Cornelius T. Ryan                      $0                    $30,500
Trustee                                                (3 other investment
                                                            companies)

Gustave H. Shubert                     $0                    $30,500
Trustee                                                (3 other investment
                                                            companies)

Lawrence Zicklin                       $0                       $0
President and Trustee                                  (5 other investment
                                                            companies)



         At December 16, 1996, the trustees and officers of the Trusts as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

THE SECTION ON INVESTMENT MANAGER AND ADMINISTRATOR (PAGES 34-36) IS AMENDED TO INCLUDE THE FOLLOWING:


         During the period from August 19, 1996 (commencement of operations) to August 31, 1996, Neuberger & Berman PARTNERS Assets accrued management and administration fees of $4. During that period, N&B Management reimbursed Neuberger & Berman PARTNERS Assets for $13,840 of expenses.


THE SECTION ON INVESTMENT COMPANIES MANAGED (PAGES 37-40) IS AMENDED TO INCLUDE THE FOLLOWING:


         The Portfolios are subject to certain limitations imposed on all advisory clients of Neuberger & Berman (including the Portfolios, the Other N&B Funds, and other managed accounts) and personnel of Neuberger & Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger & Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.



                             PORTFOLIO TRANSACTIONS

THIS SECTION (PAGES 48-55) IS AMENDED TO INCLUDE THE FOLLOWING:

         During the fiscal year ended August 31, 1996, Neuberger & Berman MANHATTAN Portfolio paid brokerage commissions of $940,324, of which $543,020 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 65.36% of the aggregate dollar amount of transactions involving the payment of commissions, and 57.75% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. 85.38% of the $397,304 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $144,595,529) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): Bear Stearns & Co. Inc., Exxon Credit Corp., General Electric Capital Corp., and Morgan Stanley & Co., Inc.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Bear Stearns & Co. Inc., $5,142,500 and Morgan Stanley & Co., Inc., $10,266,250.


         During the fiscal year ended August 31, 1996, Neuberger & Berman FOCUS Portfolio paid brokerage commissions of $1,165,851, of which $583,212 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 56.27% of the aggregate dollar amount of transactions involving the payment of commissions, and 50.02% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. 89.49% of the $582,639 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $257,981,759) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its Regular B/Ds: Exxon Credit Corp., General Electric Capital Corp., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Merrill Lynch, Pierce, Fenner & Smith, Inc., $15,312,000 and General Electric Capital Corp., $29,400,000.

          During the fiscal year ended August 31, 1996, Neuberger & Berman GUARDIAN Portfolio paid brokerage commissions of $6,886,590, of which $3,542,127 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 54.13% of the aggregate dollar amount of transactions involving the payment of commissions, and 51.44% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. 83.78% of the $3,344,463 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $1,568,004,886) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its Regular B/Ds: General Electric Capital Corp., Merrill Lynch, Pierce, Fenner & Smith, Inc., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Merrill Lynch, Pierce, Fenner & Smith, Inc., $76,562,500.


         During the fiscal year ended August 31, 1996, Neuberger & Berman PARTNERS Portfolio paid brokerage commissions of $4,697,854, of which $2,741,666 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 61.16% of the aggregate dollar amount of transactions involving the payment of commissions, and 58.36% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. 93.84% of the $1,956,188 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $1,078,447,908) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its Regular B/Ds: Exxon Credit Corp., General Electric Capital Corp., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $30,000,000.


         During the fiscal year ended August 31, 1996, the Portfolios earned the following amounts of interest income from the collateralization of securities loans, from which Neuberger & Berman was paid the indicated amounts:




                               Neuberger & Berman
                    ----------------------------------------------------------
                      GUARDIAN         FOCUS      PARTNERS          MANHATTAN
                      Portfolio      Portfolio    Portfolio         Portfolio
1996
----
  Interest            $2,427,096      368,663      173,908           301,788

  Payment to N&B      $2,129,341      330,001      118,041           186,163



         Mark R. Goldstein; Kent C. Simons and Kevin L. Risen; and Michael M. Kassen and Robert I. Gendelman, each of whom is a Vice President of N&B Management (except for Mr. Risen and Mr. Gendelman, who are Assistant Vice Presidents) and a principal of Neuberger & Berman (except for Mr. Risen and Mr. Gendelman), are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolios of Neuberger & Berman MANHATTAN, Neuberger & Berman FOCUS and Neuberger & Berman GUARDIAN, and Neuberger & Berman PARTNERS Portfolios, respectively. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action. If Mr. Goldstein is unavailable to perform his responsibilities, Susan Switzer, who is an Assistant Vice President of N&B Management, will assume responsibility for the portfolio of Neuberger & Berman MANHATTAN Portfolio.

    THE FOLLOWING SECTION IS ADDED PRIOR TO REGISTRATION STATEMENT (PAGE 56):

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at December 16, 1996.


                                                                Percentage of
                                                                 Ownership at
                           Name and Address                   December 16, 1996
                           ----------------                   -----------------

Neuberger & Berman         Neuberger & Berman                       100.00%
MANHATTAN Assets           Management Inc.
                           605 Third Avenue, 2nd Floor
                           New York, NY 10158-0180

Neuberger & Berman         Neuberger & Berman                       100.00%
FOCUS Assets               Management Inc.
                           605 Third Avenue, 2nd Floor
                           New York, NY 10158-0180

Neuberger & Berman         Travelers Insurance Co. #4                63.12%
GUARDIAN Assets            Attn: Roger Ferlund
                           5MS - One Tower Sq.
                           Hartford, CT 06183-0001

                           Neuberger & Berman                        36.88%
                           Management Inc.
                           605 Third Avenue, 2nd Floor
                           New York, NY 10158-0180

Neuberger & Berman         Neuberger & Berman                        70.39%
PARTNERS Assets            Management Inc.
                           605 Third Avenue, 2nd Floor
                           New York, NY 10158-0180

                           Travelers Insurance Co. #4                29.16%
                           Attn: Roger Ferlund
                           5MS - One Tower Sq.
                           Hartford, CT 06183-0001



                              FINANCIAL STATEMENTS

THIS SECTION (PAGE 57) IS AMENDED TO READ AS FOLLOWS:

         The  following   financial   statements   and  related   documents  are
incorporated herein by reference from Neuberger & Berman PARTNERS Assets' Annual Report to Shareholders for the fiscal year ended August 31, 1996:


         The audited financial statements of the Fund and the Portfolio and notes thereto for the fiscal year ended August 31, 1996, and the report of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger & Berman PARTNERS Assets and Portfolio.

          The  following   financial   statements  and  related   documents  are
incorporated herein by reference from the Annual Report to Shareholders of Neuberger & Berman Equity Funds for the fiscal year ended August 31, 1996:


         The audited financial statements of the Portfolios and notes thereto for the fiscal year ended August 31, 1996, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger & Berman FOCUS Portfolio and Neuberger & Berman GUARDIAN Portfolio, and the report of Coopers & Lybrand L.L.P., independent accountants, with respect to such audited financial statements of Neuberger & Berman MANHATTAN Portfolio.

-----------------------------------------------------------------

                 NEUBERGER & BERMAN EQUITY ASSETS AND PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED FEBRUARY 13, 1996


Neuberger & Berman                    Neuberger & Berman Focus Assets
Manhattan Assets (and                 (and Neuberger & Berman Focus
Neuberger & Berman                    Portfolio)
Manhattan Portfolio)

Neuberger & Berman Guardian           Neuberger & Berman Partners
Assets (and Neuberger & Berman        Assets (and Neuberger & Berman
Guardian Portfolio)                   Partners Portfolio)


                             No-Load Mutual Funds
             605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                            Toll-Free 800-366-6264

-----------------------------------------------------------------


Neuberger & Berman MANHATTAN Assets, Neuberger & Berman FOCUS Assets, Neuberger & Berman GUARDIAN Assets, and Neuberger & Berman Partners Assets (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated February 13, 1996. The above-named Funds invest all of their net investable assets in Neuberger & Berman MANHATTAN Portfolio, Neuberger & Berman FOCUS Portfolio, Neuberger & Berman GUARDIAN Portfolio, and Neuberger & Berman Partners Portfolio (each a "Portfolio"), respectively.

             AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A BROKER-DEALER, PENSION PLAN ADMINISTRATOR, OR OTHER INSTITUTION (EACH AN "INSTITUTION") THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER & BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").

             The Funds' Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger & Berman Management Incorporated, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158- 0180, or by calling 800-366-6264.

             This  Statement  of  Additional   Information   ("SAI")  is  not  a
prospectus and should be read in conjunction with the Prospectus.

             No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                               TABLE OF CONTENTS

                                                                          PAGE

INVESTMENT INFORMATION.....................................................  1
       Investment Policies and Limitations.................................  1
       Mark R. Goldstein, Portfolio Manager of Neuberger & Berman
             Manhattan Portfolio...........................................  6
       Kent C. Simons and Lawrence Marx III, Portfolio Managers of
             Neuberger & Berman Focus and Neuberger & Berman
             Guardian Portfolios...........................................  6
       Michael M. Kassen and Robert I. Gendelman, Portfolio Managers
             of Neuberger & Berman Partners Portfolio......................  8
       Additional Investment Information...................................  8
       Neuberger & Berman Focus Portfolio - Description of Economic
             Sectors....................................................... 20

PERFORMANCE INFORMATION.................................................... 23
       Total Return Computations........................................... 23
       Comparative Information............................................. 24
       Other Performance Information....................................... 26

CERTAIN RISK CONSIDERATIONS................................................ 27

TRUSTEES AND OFFICERS...................................................... 27

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.......................... 34
       Investment Manager and Administrator................................ 34
       Sub-Adviser......................................................... 37
       Investment Companies Managed........................................ 38
       Management and Control of N&B Management............................ 40

DISTRIBUTION ARRANGEMENTS.................................................. 41
       Distributor......................................................... 41
       Rule 12b-1 Plan..................................................... 42

ADDITIONAL EXCHANGE INFORMATION............................................ 44

ADDITIONAL REDEMPTION INFORMATION.......................................... 44

DIVIDENDS AND OTHER DISTRIBUTIONS.......................................... 45

ADDITIONAL TAX INFORMATION................................................. 45
       Taxation of the Funds............................................... 45
       Taxation of the Portfolios.......................................... 46
       Taxation of the Funds' Shareholders................................. 49

PORTFOLIO TRANSACTIONS..................................................... 49
       Portfolio Turnover.................................................. 56

REPORTS TO SHAREHOLDERS.................................................... 56

                                                                          PAGE


ORGANIZATION............................................................... 57

CUSTODIAN AND TRANSFER AGENT............................................... 57

INDEPENDENT AUDITORS/ACCOUNTANTS........................................... 57

LEGAL COUNSEL.............................................................. 57

REGISTRATION STATEMENT..................................................... 57

FINANCIAL STATEMENTS....................................................... 58

Appendix A................................................................. 59
       RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER..................... 59

Appendix B................................................................. 62
       THE ART OF INVESTMENT:
                       A CONVERSATION WITH ROY NEUBERGER................... 62

                            INVESTMENT INFORMATION

             Each Fund is a separate series of Neuberger & Berman Equity Assets ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Equity Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.") Prior to January 1, 1995, the name of Neuberger & Berman FOCUS Portfolio was Neuberger & Berman Selected Sectors Portfolio.

             The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Although any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval, each Fund intends to notify its shareholders before changing its investment objective or implementing any material change in any non-fundamental policy or limitation. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. This vote is required by the Investment Company Act of 1940 ("1940 Act") and is referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations
-----------------------------------

             Each Fund has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:

       Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

             All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.

             Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.

             The Portfolios' fundamental investment policies and limitations are as follows:

             1. BORROWING. No Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

             2. COMMODITIES. No Portfolio may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

             3. DIVERSIFICATION. No Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

             4. INDUSTRY CONCENTRATION. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

             5. LENDING. No Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

             6. REAL ESTATE. No Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

             7. SENIOR SECURITIES. No Portfolio may issue senior securities, except as permitted under the 1940 Act.

             8. UNDERWRITING. No Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

             The following non-fundamental investment policies and limitations apply to all Portfolios:

             1. BORROWING. No Portfolio may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

             2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.

             3. INVESTMENTS IN OTHER INVESTMENT COMPANIES. No Portfolio may purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

             4. MARGIN  TRANSACTIONS.  No Portfolio  may purchase  securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

             5. SHORT SALES. No Portfolio may sell securities short unless it owns, or has the right to obtain without payment of additional consideration, securities equivalent in kind and amount to the securities sold. Transactions in forward contracts, futures contracts and options shall not constitute selling securities short.

             6. OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND TRUSTEES. No Portfolio may purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

             7. UNSEASONED ISSUERS. No Portfolio may purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

             8. PUTS, CALLS, STRADDLES, OR SPREADS. No Portfolio may invest in puts, calls, straddles, spreads, or any combination thereof, except that each Portfolio may (i) write (sell) covered call options against portfolio securities having a market value not exceeding 10% of its net assets and (ii) purchase call options in related closing transactions. The Portfolios do not construe the foregoing limitation to preclude them from purchasing or writing options on futures contracts or from purchasing securities with rights to put the securities to the issuer or a guarantor.

             9. ILLIQUID SECURITIES. No Portfolio may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

             10. FOREIGN SECURITIES. No Portfolio may invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

             11. OIL AND GAS PROGRAMS. No Portfolio may invest in participations or other direct interests in oil, gas, or other mineral leases or exploration or development programs, but each Portfolio may purchase securities of companies that own interests in any of the foregoing.

             12. REAL ESTATE. No Portfolio may purchase or sell real property (including interests in real estate limited partnerships, but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies that invest in real estate); provided that no Portfolio may purchase any security if, as a result, more than 10% of its total assets would be invested in securities of real estate investment trusts.

             In addition to the foregoing non-fundamental investment policies and limitations, which apply to each Portfolio, the following non-fundamental investment policies and limitations apply to the indicated Portfolios:

             13. INVESTMENTS IN ANY ONE ISSUER (NEUBERGER & BERMAN FOCUS AND NEUBERGER & BERMAN GUARDIAN PORTFOLIOS). Neither of these Portfolios may purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

             14. WARRANTS (NEUBERGER & BERMAN FOCUS AND NEUBERGER & BERMAN GUARDIAN PORTFOLIOS). Neither of these Portfolios may invest more than 5% of its net assets in warrants, including warrants that are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange ("AmEx"), or more than 2% of its net assets in such unlisted warrants. For purposes of this limitation, warrants are valued at the lower of cost or market value, and warrants acquired by a Portfolio in units or attached to securities may be deemed to be without value.

             15. PLEDGING (NEUBERGER & BERMAN GUARDIAN PORTFOLIO). The Portfolio may not pledge or hypothecate any of its assets, except that the Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member.

             16. SECTOR CONCENTRATION (NEUBERGER & BERMAN FOCUS PORTFOLIO). This Portfolio may not invest more than 50% of its total assets in any one economic sector.

             Each Portfolio, as an operating policy, does not intend to invest in futures contracts and options thereon during the coming year.

MARK R. GOLDSTEIN, PORTFOLIO MANAGER OF NEUBERGER & BERMAN MANHATTAN
PORTFOLIO

             Neuberger & Berman MANHATTAN Portfolio's objective is capital appreciation, without regard to income. "The Portfolio differs from the other Portfolios in its willingness to invest in stocks with price/earnings ratios or price-to-cash-flow ratios that are reasonable relative to a company's growth prospects and that of the general market," says Mark Goldstein, its portfolio manager. Mr. Goldstein has consistently followed this approach as a portfolio manager at N&B Management. He looks for stocks of financially sound companies with a special market capability, a competitive advantage or a product that makes them particularly attractive over the long term, but likes to purchase them at a reasonable price relative to their growth rates. Mr. Goldstein calls this approach "GARP" -- growth at a reasonable price. "An investor shouldn't try to beat the market by trading funds like stocks. The hardest thing to do -- but the best thing to do -- is to put in some money when the market is down and keep it there. That's how one really builds wealth over the long term -- a mutual fund is a great long-term investment."

             "We view value both on a relative and an absolute basis, so we may buy stocks with somewhat above-market historical growth rates," Mr. Goldstein explains. "We also tend to stay more fully invested when we think the market is attractive for quality growth companies. But we will get out of stocks and into cash when we think there are no reasonable values available."

KENT C. SIMONS AND LAWRENCE MARX III, PORTFOLIO MANAGERS OF NEUBERGER & BERMAN FOCUS AND NEUBERGER & BERMAN GUARDIAN PORTFOLIOS

             These Portfolios are managed by two veterans of N&B Management who have consistently followed their value-oriented philosophy over many years: Kent Simons and Larry Marx.

             Neuberger & Berman FOCUS Portfolio's investment objective is long-term capital appreciation. Like the other Portfolios that use a value-oriented investment approach, it seeks to buy undervalued securities that offer opportunities for growth, but then focuses its assets in those sectors where undervalued stocks are clustered. "We begin by looking for stocks that are selling for less than we think they're worth, a 'bottom-up approach'" says Mr. Simons. "More often than not, such stocks are in a few economic sectors that are out of favor and are undervalued as a group. I think 90% of cheap stocks deserve to be cheap. My job is to find the 10% that don't."

             "We don't pick sectors for Neuberger & Berman FOCUS Portfolio based on our perception of how the economy is going to do. Nor do we engage in making economic or currency predictions. We look for stocks with either low relative or low absolute valuations," explains Mr. Marx. "Often, these stocks will be found in a particular sector, but we didn't start out being bullish on that sector. It's just where we happened to find the values. We find that if one company comes under a cloud, it tends to happen to its whole industry. If an investment manager rotated the sectors in a portfolio by buying sectors when they are undervalued and selling them when they become fully valued, the manager would be able to achieve above-average performance."

             Neuberger & Berman GUARDIAN Portfolio subscribes to the same stock-picking philosophy followed since 1950, when Roy R. Neuberger founded the predecessor of Neuberger & Berman GUARDIAN Fund, which, like Neuberger & Berman GUARDIAN Assets, invests all its net investable assets in Neuberger & Berman GUARDIAN Portfolio.

             It's no great trick for a mutual fund to make money when the market is rising. The tide that lifts stock values will carry most funds along. The true test of management is its ability to make money even when the market is flat or declining. By that measure, Neuberger & Berman GUARDIAN Fund and its predecessor have served shareholders well and have paid a dividend every quarter and a capital gain distribution EVERY YEAR since 1950. Of course, there can be no assurance that this trend will continue.

             Both Mr. Simons and Mr. Marx place a high premium on being knowledgeable about the companies whose stocks they buy for Neuberger & Berman GUARDIAN Portfolio. That knowledge is important, because sometimes it takes courage to buy stocks that the rest of the market has forsaken. Says Mr. Marx, "We're usually early in and early out. We'd rather buy an undervalued stock because we expect it to become fairly valued than buy one fairly valued and hope it becomes overvalued. We like a stock 'under a rock' or with a cloud over it; you are not going to get great companies at great valuations when the market perception is great."

             "People who switch around a lot are not going to benefit from our approach. They're following the market -- we're looking at fundamentals."

MICHAEL M. KASSEN AND ROBERT I. GENDELMAN, PORTFOLIO MANAGERS OF NEUBERGER & BERMAN PARTNERS PORTFOLIO

             "Neuberger & Berman PARTNERS Portfolio's objective is capital growth," say its portfolio managers Michael Kassen and Robert Gendelman. "We want to make money in good markets and not give up those gains during rough times."

             "Our investors seek consistent performance and have a moderate risk tolerance. They do know, however, that stock investments can provide the long-term upside potential essential to meeting their long-term investment goals, particularly a comfortable retirement and planning for a college education."

             "We look for stocks that are undervalued in the marketplace either in relation to strong current fundamentals, such as low price-to- earnings ratios, consistent cash flow, and support from asset values, or in relation to the growth of their future earnings, as projected by N&B Management. If the market goes down, those stocks we elect to hold, historically, go down less."

             The co-portfolio managers monitor stocks of medium- to large- sized companies that often are not closely scrutinized by other investors. The managers research these companies in order to determine if they will produce a new product, become an acquisition target, or undergo a financial restructuring.

             What else catches Mr. Kassen's and Mr. Gendelman's eyes? "We like managements that own their own stock. These companies usually seek to build shareholder wealth by buying back shares or making acquisitions that have a swift and positive impact on the bottom line."

             To increase the upside potential, the managers zero in on companies that dominate their industries or their specialized niches. Their reasoning? "Market leaders tend to earn higher levels of profits."

             Neuberger & Berman PARTNERS Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of the Portfolio's total assets. Of course, the Portfolio's holdings are subject to change.

ADDITIONAL INVESTMENT INFORMATION

             Some or all of the Portfolios, as indicated below, may make the following investments, among others, although they may not buy all of the types of securities or use all of the investment techniques that are described.


             REPURCHASE AGREEMENTS (ALL PORTFOLIOS). Repurchase agreements are agreements under which a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. No Portfolio may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the value of the repurchase agreement, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.


             SECURITIES LOANS (ALL PORTFOLIOS). In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

             RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A, and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that can be freely sold in the markets in which they are principally traded are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

             Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 10% limit on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Portfolio Trustees.

             REVERSE REPURCHASE AGREEMENTS (ALL PORTFOLIOS). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolios' investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will maintain with its custodian in a segregated account cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the contra-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

             FOREIGN SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in U.S. dollar-denominated securities issued by foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. These investments are subject to each Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the United States.

             Each Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks associated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States), and (4) expropriation or nationalization of foreign portfolio companies. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolios endeavor to achieve the most favorable net results on portfolio transactions. Each Portfolio may invest only in securities of issuers in countries whose governments are considered stable by N&B Management.

             Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements, and transaction costs of foreign currency conversions.

             Prices of foreign securities and exchange rates for foreign currencies may be affected by the interest rates prevailing in other countries. Interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


             Foreign  markets  also  have  different  clearance  and  settlement procedures, and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the portfolio securities, or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

             In order to limit the risk inherent in investing in foreign currency denominated securities, a Portfolio may not purchase any such security if, after such purchase, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, no Portfolio is restricted in the amount it may invest in securities denominated in any one foreign currency.

             COVERED CALL OPTIONS (ALL PORTFOLIOS). Each Portfolio may write or purchase covered call options on securities it owns valued at up to 10% of its net assets. Generally, the purpose of writing and purchasing these options is to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's net asset values ("NAVs"). Portfolio securities on which call options may be written and purchased by a Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

             When a Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time the purchaser requests until a certain date, and receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price, thereby giving up any additional gain on the security.

             Each Portfolio writes only "covered" call options on securities it owns. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolios will not do), but is capable of enhancing the Portfolios' total return. When writing a covered call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

             If a call option that a Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

             When a Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A Portfolio would purchase a call option to offset a previously written call option.

             The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.


             Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and its counter- party with no clearing organization guarantee. Thus, when the Portfolio writes an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally sold the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless a Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which a Portfolio may engage in OTC options transactions, and limits the Portfolios' counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

             The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

             The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the sales price on the option's last reported trade on that day before the time the Portfolio's NAV is computed or, in the absence of any trades thereof on that day, the mean between the closing bid and ask prices.

             Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. If any Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Portfolio will be able to effect closing transactions at favorable prices. If a Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security.

             A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call option. However, because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

             A  Portfolio   pays  brokerage   commissions  in  connection   with
purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.

             Options normally have expiration dates between three and nine months from the date written. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written.

             FORWARD FOREIGN CURRENCY CONTRACTS (ALL PORTFOLIOS). Each Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date at a fixed price ("forward contracts") in amounts not exceeding 5% of its net assets. The Portfolios enter into forward contracts in an attempt to hedge against expected changes in prevailing currency exchange rates. The Portfolios do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on securities denominated in foreign currencies that are held or intended to be acquired by them. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.


             N&B Management believes that the use of foreign currency hedging techniques, including "cross-hedges," can help protect against declines in the U.S. dollar value of income available for distribution and declines in a Portfolio's NAV resulting from adverse changes in currency exchange rates. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a cross-hedge involving a forward contract to sell a different foreign currency, where the contract is available on terms more advantageous to a Portfolio than a contract to sell the currency in which the securities being hedged are denominated. N&B Management believes that hedges and cross-hedges can, therefore, provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. However, a hedge or cross-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, a Portfolio could be in a less advantageous position than if such a hedge had not been established. In addition, because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid.


             OPTIONS ON FOREIGN CURRENCIES (ALL PORTFOLIOS). Each Portfolio may write and purchase covered call and put options on foreign currencies, in amounts not exceeding 5% of its net assets. A Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received, and a Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options. To the extent a Portfolio writes options on foreign currencies that are traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC") other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

        GENERAL CONSIDERATIONS INVOLVING OPTIONS AND FORWARD CONTRACTS
                     (COLLECTIVELY, "HEDGING INSTRUMENTS")

             RISKS INVOLVED IN USING HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities held or to be acquired by a Portfolio and changes in market value of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble that of a Portfolio's underlying securities. N&B Management intends to reduce the risk that a Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. Hedging Instruments used by the Portfolios are generally considered "derivatives." There can be no assurance that a Portfolio's use of Hedging Instruments will be successful.

             The Portfolios' use of Hedging Instruments may be limited by provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which each Portfolio must comply if its corresponding Fund is to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."


             COVER FOR HEDGING INSTRUMENTS. Each Portfolio will comply with SEC guidelines regarding cover for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities in the prescribed amount. Securities held in a segregated account cannot be sold while the option or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid option or forward position; this inability may result in a loss to the Portfolio.

             FIXED INCOME SECURITIES (ALL PORTFOLIOS). While the emphasis of the Portfolios' investment programs is on common stocks and other equity securities (including preferred stocks and securities convertible into or exchangeable for common stocks), the Portfolios may also invest in money market instruments, U.S. Government or Agency Securities, and other fixed income securities. Each Portfolio may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"), or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). In addition, Neuberger & Berman PARTNERS Portfolio may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. The Portfolios rely primarily on ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

             Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. N&B Management will invest in such securities only when it concludes that the anticipated return to Neuberger & Berman PARTNERS Portfolio and its corresponding Fund on such an investment warrants exposure to the additional level of risk.

             Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would not be eligible for purchase by that Portfolio. In such a case, N&B Management will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of such securities will not exceed 5% of its net assets (15% in the case of Neuberger & Berman Partners Portfolio)

             COMMERCIAL PAPER (ALL PORTFOLIOS). Commercial paper is a short-term debt security issued by a corporation or bank for purposes such as financing current operations. The Portfolios may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by N&B Management to be of equivalent quality.

             Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

             ZERO COUPON SECURITIES (NEUBERGER & BERMAN PARTNERS PORTFOLIO). This Portfolio may invest up to 5% of its net assets in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

             The discount on zero coupon securities ("original issue discount") is taken into account by the Portfolio prior to the receipt of any actual payments. Because Neuberger & Berman PARTNERS Assets must distribute substantially all of its income (including its pro rata share of the Portfolio's original issue discount) to its shareholders each year for income and excise tax purposes (see "Additional Tax Information -- Taxation of the Funds"), the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the corresponding Fund's distribution requirements.

             The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

             CONVERTIBLE SECURITIES (ALL PORTFOLIOS). The Portfolios may invest in convertible securities. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.


             Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the corresponding Fund's ability to achieve their investment objectives.

             PREFERRED STOCK (ALL PORTFOLIOS). The Portfolios may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

NEUBERGER & BERMAN FOCUS PORTFOLIO - DESCRIPTION OF ECONOMIC SECTORS.

             Neuberger & Berman FOCUS Portfolio seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally concentrating at least 90% of its investments in not more than six such sectors:

       (1) AUTOS AND HOUSING SECTOR: Companies engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products ("automobile industries") or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

       (2) CONSUMER GOODS AND SERVICES SECTOR: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

       (3) DEFENSE AND AEROSPACE SECTOR: Companies engaged in research, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending policies.

       (4) ENERGY SECTOR: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies' securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

       (5) FINANCIAL SERVICES SECTOR: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. These companies are subject to extensive governmental regulations. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions.

       (6) HEALTH CARE SECTOR: Companies engaged in design, manufacture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability of their products and services. Also, products and services of these companies could quickly become obsolete.

       (7) HEAVY INDUSTRY SECTOR: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals, containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel, and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling, and disposal. The risk of product obsolescence also is present.

       (8) MACHINERY AND EQUIPMENT SECTOR: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling, and disposal of materials and
processes   that  involve   hazardous   components   and  the  risk  of  product
obsolescence.

       (9) MEDIA AND ENTERTAINMENT SECTOR: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector -- for example, video and electronic games -- may become obsolete quickly. Additionally, companies engaged in television and radio broadcast are subject to government regulation.

       (10) RETAILING SECTOR: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies' securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the level of consumer debt, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

       (11) TECHNOLOGY SECTOR: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

       (12) TRANSPORTATION SECTOR: Companies involved in providing transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares.

       (13) UTILITIES SECTOR: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.


                            PERFORMANCE INFORMATION

             Each Fund's performance figures are based on historical earnings and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

             Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                 P(1+T)  = ERV

             Average annual total return smooths out year-to-year variations and, in that respect, differs from actual year-to-year results.

             As of the date of this SAI, the Funds have no past performance. However, four mutual funds that are series of Neuberger & Berman Equity Funds ("N&B Equity Funds"), each of which has a name similar to a Fund and the same investment objective, policies, and limitations as that Fund ("Sister Fund"), also invest in the four Portfolios described herein. Each Sister Fund had a predecessor. The following data shows the total return for each Sister Fund and that Sister Fund's predecessor. The Sister Funds have a different fee structure than the Funds (and do not pay 12b-1 fees). Had these fees been reflected, the total returns shown below would have been lower.

             The average annual total returns for Neuberger & Berman MANHATTAN Assets' Sister Fund and its predecessor for the one-, five-, and ten-year periods ended August 31, 1995, were 26.00%, 17.10%, and 15.01% respectively. If an investor had invested $10,000 in that predecessor's shares on March 1, 1979 and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $148,028 on January 31, 1996.


             The average annual total returns for Neuberger & Berman FOCUS Assets' Sister Fund and its predecessor for the one-, five-, and ten-year periods ended August 31, 1995, were 27.47%, 18.52%, and 14.77%, respectively. If an investor had invested $10,000 in that predecessor's shares on October 19, 1955 and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $940,972 on January 31, 1996.


             The average annual total returns for Neuberger & Berman GUARDIAN Assets' Sister Fund and its predecessor for the one-, five-, and ten-year periods ended August 31, 1995, were 24.06%, 20.14%, and 15.66%, respectively. If an investor had invested $10,000 in that predecessor's shares on June 1, 1950 and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $2,731,965 on January 31, 1996.


             The average annual total returns for Neuberger & Berman PARTNERS Assets' Sister Fund and its predecessor for the one-, five-, and ten-year periods ended August 31, 1995, were 21.53%, 16.05%, and 14.43%, respectively. If an investor had invested $10,000 in that predecessor's shares on January 20, 1975 and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $316,602 on January 31, 1996.

COMPARATIVE INFORMATION

             Prior to January 5, 1989, the investment policies of the predecessor of Neuberger & Berman FOCUS Assets' Sister Fund required that at least 80% of its investments normally be in energy-related investments; prior to November 1, 1991, those investment policies required that at least 25% of its investments normally be in the energy sector. Neuberger & Berman FOCUS Assets may be required, under applicable law, to include information reflecting the Sister Fund's predecessor's performance and expenses before November 1, 1991, in its advertisements, sales literature, financial statements, and other documents filed with the SEC and/or provided to current and prospective shareholders. Investors should be aware that such information may not accurately reflect the level of performance and expenses that would have been experienced had the Sister Fund's predecessor been operating under the Fund's current investment policies.

             From time to time each Fund's performance may be compared with:

             (1) data (that may be  expressed  as  rankings  or ratings)
       published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, New York Times, Kiplingers Personal Finance, and Barron's Newspaper, or

             (2) recognized stock and other indices, such as the S&P 500 Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750, Nasdaq Composite Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Survey of Colleges Annual Increases of College Costs, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $27 million to $880 million, with an average of $302 million. The S&P 400 Index measures mid-sized companies with an average market capitalization  of $1.2  billion.  Each assumes  reinvestment  of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

             Evaluations of the Funds' performance, their total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

             From  time  to  time,  information  about a  Portfolio's  portfolio allocation and holdings as of a particular date may be included in Advertisements for the corresponding Fund. This information, for example, may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

             N&B Management  believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

             Investors who may find Neuberger & Berman PARTNERS Assets, Neuberger & Berman GUARDIAN Assets or Neuberger & Berman FOCUS Assets to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Four years' tuition, room and board at a top private institution can already cost over $80,000. If college expenses continue to increase at current rates, by the time today's pre-schooler enters the ivy-covered halls in 2009, four years at a private college may easily cost $200,000!1

             Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

             From time to time the investment philosophy of N&B Management's founder, Roy R. Neuberger, may be included in the Funds' Advertisements. This philosophy is described in further detail in "The Art of Investing: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.


                          CERTAIN RISK CONSIDERATIONS

             Although each Portfolio seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. There can, of course, be no assurance that any Portfolio will achieve its investment objective, and an investment in a Fund involves certain risks that are described in the sections entitled "Investment Programs" and "Description of Investments" in the Prospectus and "Investment Information -- Additional Investment Information" in this SAI.

--------

1 Source: College Board, 1994, 1995 Annual Survey of Colleges, Princeton, NJ, assuming an average 6% increase in annual expenses.

                             TRUSTEES AND OFFICERS

             The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds, and (where applicable) their corresponding portfolios, administered or managed by N&B Management and Neuberger & Berman, L.P. ("Neuberger & Berman").



Name, Age, and                    Positions Held                     PRINCIPAL OCCUPATION(S)(2)
  ADDRESS(1)                      WITH THE TRUSTS

                                                                     Attorney at Law, Faith Colish, A
Faith Colish (60)                 Trustee of each Trust              Professional Corporation.
63 Wall Street
24th Floor
New York, NY  10005

                                                                     Retired.  Formerly Senior Vice President
Donald M. Cox (73)                Trustee of each Trust              and   Director  of  Exxon   Corporation;
435 East 52nd Street                                                 Director of Emigrant Savings Bank.
New York, NY  10022

                                                                     Partner of Neuberger & Berman; President
Stanley Egener* (61)              Chairman of the Board,             and Director of N&B Management; Chairman
                                  Chief Executive Officer,           of the Board,  Chief Executive  Officer,
                                  and Trustee of each                and Trustee of eight other  mutual funds
                                  Trust                              for   which  N&B   Management   acts  as
                                                                     investment manager or administrator.

                                                                     Chairman and Chief Executive  Officer of
Alan R. Gruber (68)               Trustee of each Trust              Orion Capital Corporation  (property and
Orion Capital                                                        casualty    insurance);    Director   of
Corporation                                                          Trenwick  Group,   Inc.   (property  and
600 Fifth Avenue                                                     casualty  reinsurance);  Chairman of the
24th Floor                                                           Board and Director of Guaranty  National
New York, NY 10020                                                   Corporation   (property   and   casualty
                                                                     insurance); formerly Director of Ketema,
                                                                     Inc. (diver- sified manufacturer).




                                            - 25 -





                                                                     Vice  President  and Special  Counsel to
Howard A. Mileaf (59)             Trustee of each Trust              WHX Corporation  (holding company) since
WHX Corporation                                                      1992;   formerly   Vice   President  and
110 East 59th Street                                                 General  Counsel  of  Keene  Corporation
New York, NY 10022                                                   (manu- facturer of industrial products);
                                                                     Director    of    Kevlin     Corporation
                                                                     (manufacturer  of  microwave  and  other
                                                                     products).

                                                                     Until 1993,  President of the Securities
Edward I. O'Brien* (67)           Trustee of each Trust              Industry Association ("SIA") (securities
12 Woods Lane                                                        industry's  representative in government
Scarsdale, NY 10583                                                  relations and regulatory  matters at the
                                                                     federal   and   state   levels);   until
                                                                     November  1993,  employee  of  the  SIA;
                                                                     Director of Legg Mason, Inc.

John T. Patterson, Jr. (67)       Trustee of each Trust              President of SOBRO (South Bronx  Overall
90 Riverside Drive                                                   Economic Development Corporation).
Apartment 1B
New York, NY  10024

John P. Rosenthal (63)            Trustee of each Trust              Senior   Vice   President   of   Burnham
Burnham Securities Inc.                                              Securities  Inc. (a  registered  broker-
Burnham Asset Management Corp.                                       dealer) since 1991;  formerly Partner of
1325 Avenue of the                                                   Silberberg,  Rosenthal & Co.  (member of
Americas                                                             National   Association   of   Securities
17th Floor                                                           Dealers,    Inc.);   Director,    Cancer
New York, NY  10019                                                  Treatment Holdings, Inc.

Cornelius T. Ryan (64)            Trustee of each Trust              General  Partner of Oxford  Partners and
Oxford Bioscience                                                    Oxford   Bioscience   Partners  (venture
Partners                                                             capital  partnerships)  and President of
315 Post Road West                                                   Oxford Venture Corporation;  Director of
Westport, CT  06880                                                  Capital  Cash  Management  Trust  (money
                                                                     market fund) and Prime Cash Fund.


                                   - 26 -







Gustave H. Shubert (67)           Trustee of each Trust              Senior   Fellow/Corporate   Advisor  and
13838 Sunset Boulevard                                               Advisory  Trustee of Rand (a  non-profit
Pacific Palisades, CA   90272                                        public  interest  research  institution)
                                                                     since 1989; Honorary Member of the Board
                                                                     of Overseers of the  Institute for Civil
                                                                     Justice,  the Policy Advisory  Committee
                                                                     of the Clinical  Scholars Program at the
                                                                     University of  California,  the American
                                                                     Association   for  the   Advancement  of
                                                                     Science,    the   Counsel   on   Foreign
                                                                     Relations,   and   the   Institute   for
                                                                     Strategic Studies  (London);  advisor to
                                                                     the Program  Evaluation and  Methodology
                                                                     Division of the U.S. General  Accounting
                                                                     Office;  formerly  Senior Vice President
                                                                     and Trustee of Rand.

Lawrence Zicklin* (59)            President and Trustee of           Partner of Neuberger & Berman;  Director
                                  each Trust                         of  N&B  Management;   President  and/or
                                                                     Trustee of five other  mutual  funds for
                                                                     which N&B Management  acts as investment
                                                                     manager or administrator.

Daniel J. Sullivan (56)           Vice President of each             Senior Vice  President of N&B Management
                                  Trust                              since   1992;   prior   thereto,    Vice
                                                                     President   of  N&B   Management;   Vice
                                                                     President  of eight other  mutual  funds
                                                                     for   which  N&B   Management   acts  as
                                                                     investment   manager  or  administrator.

Michael J. Weiner (48)            Vice President and                 and Senior Vice  President and Treasurer
                                  Principal Financial                of  N&B  Management  since  1992;  prior
                                  Officer of each Trust              thereto, Vice President and Treasurer of
                                                                     N&B  Management and Treasurer of certain
                                                                     mutual  funds for  which N&B  Management
                                                                     acted  as   investment   adviser;   Vice
                                                                     President   and   Principal    Financial
                                                                     Officer of eight other  mutual funds for
                                                                     which N&B Management  acts as investment
                                                                     manager or administrator.

Claudia A. Brandon (39)           Secretary of each Trust            Vice   President   of  N&B   Management;
                                                                     Secretary  of eight other  mutual  funds
                                                                     for   which  N&B   Management   acts  as
                                                                     investment manager or administrator.



                                   - 27 -







Richard Russell (49)              Treasurer and Principal            Vice President of N&B  Management  since
                                  Accounting Officer of              1993;  prior  thereto,   Assistant  Vice
                                  each Trust                         President of N&B  Management;  Treasurer
                                                                     and  Principal   Accounting  Officer  of
                                                                     eight other  mutual  funds for which N&B
                                                                     Management acts as investment manager or
                                                                     administrator.

Stacy Cooper-Shugrue (32)             Assistant Secretary of         Assistant    Vice   President   of   N&B
                                      each Trust                     Management  since 1993;  prior  thereto,
                                                                     employee  of N&B  Management;  Assistant
                                                                     Secretary  of eight other  mutual  funds
                                                                     for   which  N&B   Management   acts  as
                                                                     investment manager or administrator.

C. Carl Randolph (58)                 Assistant Secretary of         Partner  of  Neuberger  &  Berman  since
                                      each Trust                     1992;   employee   thereof  since  1971;
                                                                     Assistant   Secretary   of  eight  other
                                                                     mutual  funds for  which N&B  Management
                                                                     acts   as    investment    manager    or
                                                                     administrator.

--------------------


(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of N&B Management and partners of Neuberger & Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which N&B Management serves as investment manager.


             The Trust's Trust  Instrument and Managers  Trust's  Declaration of
Trust each provides that it will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

             The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds[SERVICEMARK] has any retirement plan for its trustees or officers.


                                   TABLE OF COMPENSATION
                               FOR FISCAL YEAR ENDED 8/31/95
                               -----------------------------


                                      Aggregate         Total Compensation from the
Name and Position with            Compensation from     Neuberger & Berman Fund Complex
the Trust                             the Trust         Paid to Trustees
----------------------            -----------------     -------------------------------


Faith Colish                             $0                           $39,000
Trustee                                                   (5 other investment companies)

Donald M. Cox                            $0                           $31,000
Trustee                                                   (3 other investment companies)

Stanley Egener                           $0                             $0
Chairman of the Board,                                    (9 other investment companies)
Chief Executive Officer,
and Trustee

Alan R. Gruber                           $0                           $31,000
Trustee                                                   (3 other investment companies)

Howard A. Mileaf                         $0                           $36,500
Trustee                                                   (4 other investment companies)

Edward I. O'Brien                        $0                           $31,500
Trustee                                                   (3 other investment companies)

John T. Patterson, Jr.                   $0                           $34,500
Trustee                                                   (4 other investment companies)

John P. Rosenthal                        $0                           $33,000
Trustee                                                   (4 other investment companies)



                                   - 29 -





Cornelius T. Ryan                        $0                           $33,500
Trustee                                                   (3 other investment companies)

Gustave H. Shubert                       $0                           $30,000
Trustee                                                   (3 other investment companies)

Lawrence Zicklin                         $0                             $0
President and Trustee                                     (5 other investment companies)



               INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

             Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("Management Agreement"). The Management Agreement was approved for each Portfolio by the Portfolio Trustees, including a majority of the Portfolio Trustees who were not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), on July 15, 1993, and was approved by the holders of the interests in all the Portfolios on August 2, 1993.

             The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to do so.

             N&B Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are partners of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

             N&B Management provides similar facilities, services and personnel, as well as shareholder accounting, recordkeeping, and other shareholder services, to each Fund pursuant to an administration agreement dated November 1, 1994 ("Administration Agreement"). Each Fund was authorized to become subject to the Administration Agreement by vote of the Fund Trustees on October 25, 1995, and became subject to it on February 12, 1996. For such administrative services, each Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. N&B Management enters into administrative services agreements with Institutions, pursuant to which it compensates such Institutions for accounting, recordkeeping and other services that they provide to investors who purchase shares of the Funds.

       N&B Management has voluntarily undertaken until December 31, 1997, to reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses which, in the aggregate, exceed 1.50% per annum of the Fund's average daily net assets. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses.

             The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

             The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the Trust if authorized by the Fund Trustees, including a majority of the Independent Fund Trustees. Each Agreement terminates automatically if it is assigned.

             In addition to the voluntary expense reimbursements described in the Prospectus under "Management and Administration--Expenses," N&B Management has agreed in the Management Agreement to reimburse each Fund's expenses, as follows. If, in any fiscal year, a Fund's Aggregate Operating Expenses (as defined below) exceed the most restrictive expense limitation imposed under the securities laws of the states in which that Fund's shares are qualified for sale ("State Expense Limitation"), then N&B Management will pay the Fund the amount of that excess, less the amount of any reduction of the administration fee payable by the Fund under a similar State Expense Limitation contained in the Administration Agreement. N&B Management will have no obligation to pay a Fund, however, for any expenses that exceed the pro rata portion of the management fees attributable to that Fund's interest in its corresponding Portfolio. At the date of this SAI, the most restrictive State Expense Limitation to which any Fund expects to be subject is 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets, and 1-1/2% of average net assets over $100 million.

             For purposes of the State Expense Limitation, the term "Aggregate Operating Expenses" means a Fund's operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including any fees or expense reimbursements payable to N&B Management and any compensation payable thereto pursuant to (1) the Administration Agreement or (2) any other agreement or arrangement with Managers Trust in regard to the Portfolio; but excluding (with respect to both the Fund and the Portfolio) interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of business).

SUB-ADVISER

             N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the Portfolio Trustees, including a majority of the Independent Portfolio Trustees, on July 15, 1993 and was approved by the holders of the interests in the Portfolios on August 2, 1993.


             The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its partners and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.

             The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees, by a 1940 Act majority vote of the outstanding Portfolio shares, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

             Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

             N&B Management currently serves as investment manager of the following investment companies. As of December 31, 1995, these companies, along with three investment companies advised by Neuberger & Berman, had aggregate net assets of approximately $11.9 billion, as shown in the following list:



                                                      Approximate Net Assets
                      Name                                at December 31,
                      -----                                    1995

Neuberger & Berman Cash Reserves Portfolio                     $  433,504,363
       (investment portfolio for Neuberger &
       Berman Cash Reserves)

Neuberger & Berman Government Money                            $  275,569,350
Portfolio
       (investment portfolio for Neuberger &
       Berman Government Money Fund)

Neuberger & Berman Limited Maturity Bond                       $  318,037,698
Portfolio
       (investment portfolio for Neuberger &
       Berman Limited Maturity Bond Fund and
       Neuberger & Berman Limited Maturity
       Bond Trust)

Neuberger & Berman Municipal Money                              $ 152,876,653
Portfolio
       (investment portfolio for Neuberger &
       Berman Municipal Money Fund)

Neuberger & Berman Municipal Securities                        $   43,859,557
Portfolio
       (investment portfolio for Neuberger &
       Berman Municipal Securities Trust)

Neuberger & Berman New York Insured                            $   11,742,945
Intermediate Portfolio
       (investment portfolio for Neuberger &
       Berman New York Insured Intermediate
       Fund)

Neuberger & Berman Ultra Short Bond                            $  102,724,936
Portfolio
       (investment portfolio for Neuberger &
       Berman Ultra Short Bond Fund and
       Neuberger & Berman Ultra Short Bond
       Trust)

Neuberger & Berman Focus Portfolio                             $1,057,224,027
       (investment portfolio for Neuberger &
       Berman Focus Fund, Neuberger & Berman
       Focus Trust and Neuberger & Berman
       Focus Assets)

Neuberger & Berman Genesis Portfolio                           $  152,439,092
       (investment portfolio for Neuberger &
       Berman Genesis Fund and Neuberger &
       Berman Genesis Trust)

Neuberger & Berman Guardian Portfolio                          $5,321,221,497
       (investment portfolio for Neuberger &
       Berman Guardian Fund, Neuberger &
       Berman Guardian Trust and Neuberger &
       Berman Guardian Assets)

Neuberger & Berman International Portfolio                     $   33,320,099
       (investment portfolio for Neuberger &
       Berman International Fund)

Neuberger & Berman Manhattan Portfolio                         $  638,295,408
       (investment portfolio for Neuberger &
       Berman Manhattan Fund, Neuberger &
       Berman Manhattan Trust and Neuberger
       & Berman Manhattan Assets)

Neuberger & Berman Partners Portfolio                          $1,741,742,815
       (investment portfolio for Neuberger &
       Berman Partners Fund, Neuberger &
       Berman Partners Trust and Neuberger &
       Berman Partners Assets)

Neuberger & Berman Socially Responsive                         $  115,240,931
Portfolio
       (investment portfolio for Neuberger &
       Berman Socially Responsive Fund,
       Neuberger & Berman Socially
       Responsive Trust, and Neuberger &
       Berman NYCDC Socially Responsive
       Trust)

Advisers Managers Trust                                        $1,306,368,916
       (six series)





             In addition, Neuberger & Berman serves as investment adviser to three investment companies, Plan Investment Fund, Inc., AHA Investment Fund, Inc., and AHA Full Maturity, with assets of $64,302,128, $99,396,468, and $26,077,793, respectively, at December 31, 1995.


             The investment decisions concerning the Portfolios and the other funds and portfolios managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ.

             There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated as to amounts in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

MANAGEMENT AND CONTROL OF N&B MANAGEMENT

             The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theresa A. Havell, Vice President and director; Irwin Lainoff, director; Marvin C. Schwartz, director; Lawrence Zicklin, director; Daniel
J. Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Robert Conti, Treasurer; William Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Farha-Joyce Haboucha, Vice President; Michael M. Kassen, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger, Vice President and Secretary; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Patrick T. Byrne, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Robert Cresci, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Robert I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen
G. Martinez, Assistant Vice President; Paul Metzger, Assistant Vice President; Susan Switzer, Assistant Vice President; Susan Walsh, Assistant Vice President; and Celeste Wischerth, Assistant Vice President. Messrs. Cantor, Egener, Lainoff, Schwartz, Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes. Havell and Prindle are general partners of Neuberger & Berman.

             Messrs. Egener and Zicklin are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon and Cooper-Shugrue are officers, of each Trust. C. Carl Randolph, a general partner of Neuberger & Berman, also is an officer of each Trust.

             All of the outstanding voting stock in N&B Management is owned by persons who are also general partners of Neuberger & Berman.

                           DISTRIBUTION ARRANGEMENTS

DISTRIBUTOR

             N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered either personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares to Institutions without sales commission and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

             The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to a Fund's shareholders, through use of its shareholder list, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.

             From time to time, N&B Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.


             The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement dated February 12, 1996 that was approved by the Fund Trustees, including a majority of the Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement, on October 25, 1995. The Distribution Agreement continues until February 12, 1997. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees and a majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Trust's plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement.

RULE 12b-1 PLAN

             The Fund Trustees adopted the Plan on October 25, 1995, as amended on January 31, 1996. The Plan provides that, as compensation for administrative and other services provided for the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Funds, N&B Management receives from each Fund a fee at the annual rate of 0.25% of that Fund's average daily net assets. N&B Management pays this amount to Institutions that distribute Fund shares and provide services to the Funds and their shareholders. Those Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by a Fund during any year may be more or less than the cost of distribution and other services provided to the Fund.

             The Plan provides that a written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made must be provided to the Fund Trustees for their review at least quarterly.

             The Plan continues in effect for a period of one year from its execution. The Plan is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the Fund and by the Fund Trustees in the manner described above. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.


                        ADDITIONAL EXCHANGE INFORMATION

             As more fully set forth in the section of the Prospectus entitled "Exchanging Shares," an Institution may exchange shares of any Fund for shares of one or more of the other Funds described in the Prospectus. Any Fund may terminate or modify its exchange privilege in the future.

             Before effecting an exchange, Fund shareholders must obtain and should review a currently effective Prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.


                       ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

             The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of a Fund's shareholders; provided that applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

             Each Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described under "Share Information -- Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, an Institution generally will incur brokerage expenses in converting those securities into cash and will be subject to fluctuations in the market price of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determine that it is in the best interests of a Fund's shareholders as a whole. Redemptions in kind will be made with readily marketable securities to the extent possible.


                       DIVIDENDS AND OTHER DISTRIBUTIONS

             Each Fund distributes to its shareholders amounts equal to substantially all of its proportionate share of any net investment income (after deducting expenses incurred directly by the Fund), net capital gains (both long-term and short-term), and net gains from foreign currency transactions earned or realized by its corresponding Portfolio. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m.
Eastern time).

             A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include realized gains and losses. Net investment income and realized gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December, except that Neuberger & Berman GUARDIAN Assets distributes substantially all of its share of Neuberger & Berman GUARDIAN Portfolio's net investment income, if any, at the end of each calendar quarter.

             Dividends and/or other distributions are automatically reinvested in additional shares of the distributing Fund, unless and until the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to any Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.

                          ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS

             In order to continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- (i) options (other than those on foreign currencies), or (ii) foreign currencies or Hedging Instruments thereon that are not directly related to the Fund's principal business of investing in securities (or options with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities) of any one issuer.

             Certain funds managed by N&B Management, including the Sister Funds, have received a ruling from the Internal Revenue Service ("Service") that each such fund, as an investor in a corresponding portfolio of Managers Trust or Income Managers Trust, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although that ruling may not be relied on as precedent by the Funds, N&B Management believes that the reasoning thereof and, hence, its conclusion apply to the Funds as well.

             Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

             See the next section for a discussion of the tax consequences to the Funds of distributions to them from the Portfolios, investments by the Portfolios in certain securities, and hedging transactions engaged in by the Portfolios.

TAXATION OF THE PORTFOLIOS

             The Portfolios have received a ruling from the Service to the effect that, among other things, each Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

             Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

             Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

             Dividends and interest received by a Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

             A Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Portfolio holds stock of a PFIC, its corresponding Fund (indirectly through its interest in the

Portfolio) will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

             If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of its corresponding Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the Portfolio's pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

             Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to mark to market their stock in certain PFICs. Marking to market in this context means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark to market gain for each prior year for which an election was in effect).

             The  Portfolios'  use  of  hedging  strategies,   such  as  writing
(selling) and purchasing options and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Fund under the Income Requirement. However, income from the disposition by a Portfolio of options (other than those on foreign currencies) will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments on foreign currencies, that are not directly related to a Portfolio's principal business of investing in securities (or options with respect thereto) also will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months.

             If a Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Portfolio will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Portfolio does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments beyond the time when it otherwise would be advantageous to do so, in order for its corresponding Fund to continue to qualify as a RIC.

             Neuberger & Berman PARTNERS Portfolio may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, that Portfolio (and, through it, its corresponding
Fund) must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because Neuberger & Berman PARTNERS Assets annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, that Fund may be required in a particular year to distribute as a dividend an amount that is greater than its proportionate share of the total amount of cash Neuberger & Berman PARTNERS Portfolio actually receives. Those distributions will be made from that Fund's (or its proportionate share of that Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. That Portfolio may realize capital gains or losses from those sales, which would increase or decrease Neuberger & Berman PARTNERS Assets' investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce Neuberger & Berman PARTNERS Portfolio's ability to sell other securities, or certain Hedging Instruments, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

TAXATION OF THE FUNDS' SHAREHOLDERS

             If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares of any Fund are purchased shortly before the record date for a dividend or other distribution, the purchaser will receive some portion of the purchase price back as a taxable distribution.


                            PORTFOLIO TRANSACTIONS

             Neuberger & Berman acts as each Portfolio's principal broker in the purchase and sale of its portfolio securities and in connection with the writing of covered call options on its securities. Transactions in portfolio securities for which Neuberger & Berman serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.

             During the period August 3 to August 31, 1993, Neuberger & Berman MANHATTAN Portfolio paid brokerage commissions of $42,780, of which $32,922 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1994, that Portfolio paid brokerage commissions of $655,640, of which $525,610 was paid to Neuberger & Berman.

             During the fiscal year ended August 31, 1995, Neuberger & Berman MANHATTAN Portfolio paid brokerage commissions of $654,982, of which $436,568 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 73.70% of the aggregate dollar amount of transactions involving the payment of commissions, and 66.65% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1995. 94.53% of the $218,414 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $81,737,328) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1995, that Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): Bear Stearns & Co. Inc., and Morgan Stanley & Co., Inc.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Bear Stearns & Co. Inc., $6,187,500, and Morgan Stanley & Co., Inc., $10,859,370.

             During the period August 3 to August 31, 1993, Neuberger & Berman FOCUS Portfolio paid brokerage commissions of $46,296, of which $42,606 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1994, that Portfolio paid brokerage commissions of $719,994, of which $567,972 was paid to Neuberger & Berman.

             During the fiscal year ended August 31, 1995, Neuberger & Berman FOCUS Portfolio paid brokerage commissions of $1,031,245, of which $617,957 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 66.83% of the aggregate dollar amount of transactions involving the payment of commissions, and 59.92% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1995. 89.62% of the $413,288 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $160,855,610) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1995, that Portfolio acquired securities of the following of its Regular B/Ds: EXXON Credit Corp., General Electric Capital Corp., and Merrill Lynch, Pierce, Fenner & Smith, Inc.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $2,300,000, and Merrill Lynch, Pierce, Fenner & Smith, Inc., $14,406,250.

             During the period August 3 to August 31, 1993, Neuberger & Berman GUARDIAN Portfolio paid brokerage commissions of $201,981, of which $149,496 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1994, that Portfolio paid brokerage commissions of $2,207,401, of which $1,647,807 was paid to Neuberger & Berman.

             During the fiscal year ended August 31, 1995, Neuberger & Berman GUARDIAN Portfolio paid brokerage commissions of $3,751,206, of which $2,521,523 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 70.49% of the aggregate dollar amount of transactions involving the payment of commissions, and 67.22% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1995. 82.78% of the $1,229,683 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $509,609,733) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1995, that Portfolio acquired securities of the following of its Regular B/Ds: EXXON Credit Corp., General Electric Capital Corp., and Merrill Lynch, Pierce, Fenner & Smith, Inc.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $1,500,000, and Merrill Lynch, Pierce, Fenner & Smith, Inc., $48,116,875.

             During the period August 3 to August 31, 1993, Neuberger & Berman PARTNERS Portfolio paid brokerage commissions of $373,486, of which $272,542 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1994, that Portfolio paid brokerage commissions of $2,994,540, of which $2,031,570 was paid to Neuberger & Berman.

             During the fiscal year ended August 31, 1995, Neuberger & Berman PARTNERS Portfolio paid brokerage commissions of $4,608,156, of which $3,092,789 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 71.83% of the aggregate dollar amount of transactions involving the payment of commissions, and 67.12% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1995. 95.02% of the $1,515,367 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $600,676,631) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1995, that Portfolio acquired securities of the following of its Regular B/Ds: Salomon Brothers, Inc., EXXON Credit Corp., and General Electric Capital Corp.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $7,600,000.

             Insofar as portfolio transactions of Neuberger & Berman PARTNERS Portfolio result from active management of equity securities, and insofar as portfolio transactions of Neuberger & Berman MANHATTAN Portfolio result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Portfolios to brokers (including Neuberger & Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

             Portfolio securities are, from time to time, loaned by a Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. Among the conditions of the order, securities loans made by a Portfolio to Neuberger & Berman must be fully secured by cash collateral. Under the order, the portion of the income on the cash collateral which may be shared with Neuberger & Berman is determined with reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from a Portfolio in order to relend them to others, Neuberger & Berman is required to pay that Portfolio, on a quarterly basis, certain "excess earnings" that Neuberger & Berman otherwise has derived from the relending of the borrowed securities. When Neuberger & Berman desires to borrow a security that a Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from that Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Portfolio. If a Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse that Portfolio for such loss.

             During  the  fiscal  years  ended  August  31,  1995 and 1994,  the
Portfolios earned the following amounts of interest income from the collateralization of securities loans, from which Neuberger & Berman was paid the indicated amounts:


                                                 1994                                   1995
                                       ------------------------               ------------------------
                                                       Payment to                              Payment to
                                                       Neuberger &                            Neuberger &
Portfolio                            Interest            Berman             Interest             Berman
---------                            --------          -----------         ---------          -----------




Neuberger & Berman                $147,103                 $119,620         $1,430,672           $1,252,190
GUARDIAN Portfolio


Neuberger & Berman FOCUS            38,627                   33,225            327,447              291,207
Portfolio



                                   - 46 -







Neuberger & Berman                  16,085                   13,880             52,410               48,736
PARTNERS Portfolio


Neuberger & Berman                     0                          0            507,239              270,594
MANHATTAN Portfolio




             During the period August 3 to August 31, 1993, Neuberger & Berman GUARDIAN Portfolio earned interest income of $3,164 from the collateralization of securities loans, from which Neuberger & Berman was paid $2,881. During the same period, none of the other Portfolios earned interest income from the collateralization of securities loans.

             Each Portfolio may also lend securities to unaffiliated entities, including brokers or dealers, banks and other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

             A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolios.

             In effecting  securities  transactions,  each  Portfolio  generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Portfolio plans to continue to use Neuberger & Berman as its principal broker where, in the judgment of N&B Management (the Portfolio's investment manager and an affiliate of Neuberger & Berman), that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolios' knowledge, however, no affiliate of any Portfolio receives give-ups or reciprocal business in connection with their securities transactions.

             The use of Neuberger & Berman as a broker for each Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Portfolio Trustees have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman complies with the reporting requirements of Section 11(a).

             Under the 1940 Act, commissions paid by a Portfolio to Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Portfolio's policy that the commissions paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolios do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

             A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolios and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolios must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

             Each Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.


             To ensure that accounts of all investment clients, including a Portfolio, are treated fairly in the event that transaction instructions for more than one investment account regarding the same security are received by Neuberger & Berman at or about the same time, Neuberger & Berman may combine transaction orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the transaction order actually placed by the account bears to the aggregate size of transaction orders simultaneously made by the other accounts, subject to de minimis exceptions, with all participating accounts paying or receiving the same price.


             A committee comprised of officers of N&B Management and partners of Neuberger & Berman who are portfolio managers of some of the Portfolios and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.


             The commissions charged by a broker other than Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the Portfolios by supplementing the research otherwise available to N&B Management.

That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolios' benefit.

             Mark R. Goldstein, Lawrence Marx III and Kent C. Simons, and Michael M. Kassen and Robert I. Gendelman, each of whom is a Vice President of
N&B Management (except for Mr. Gendelman, who is an Assistant Vice President) and a general partner of Neuberger & Berman (except for Mr. Gendelman), are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolios of Neuberger & Berman MANHATTAN, Neuberger & Berman FOCUS and Neuberger & Berman GUARDIAN, and Neuberger & Berman PARTNERS Portfolios, respectively. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action. If Mr. Goldstein is unavailable to perform his responsibilities, Susan Switzer, who is an Assistant Vice President of N&B Management, will assume responsibility for the portfolio of Neuberger & Berman MANHATTAN Portfolio.

PORTFOLIO TURNOVER

             The portfolio turnover rate is the lesser of the cost of the securities purchased or the value of the securities sold, excluding all securities, including options, whose maturity or expiration date at the time of acquisition was one year or less, divided by the average monthly value of such securities owned during the year.


                            REPORTS TO SHAREHOLDERS

             Shareholders of each Fund receive unaudited  semi-annual  financial statements, as well as year-end financial statements audited by the independent auditors or independent accountants for the Fund and its corresponding
Portfolio.   Each  Fund's   statements  show  the   investments   owned  by  its
corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.


                                 ORGANIZATION

             Prior to January 1, 1995, the name of Neuberger & Berman FOCUS Portfolio was Neuberger & Berman Selected Sectors Portfolio.


                         CUSTODIAN AND TRANSFER AGENT

             Each Fund and Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian its securities and cash. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. State Street also serves as each Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions.


                       INDEPENDENT AUDITORS/ACCOUNTANTS

             Each Fund and Portfolio (other than Neuberger & Berman MANHATTAN Assets and Portfolio) has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements. Neuberger & Berman MANHATTAN Assets and Portfolio have selected Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, as the independent accountants who will audit their financial statements.


                                 LEGAL COUNSEL

             Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, as its legal counsel.


                            REGISTRATION STATEMENT

             This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

             Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


                             FINANCIAL STATEMENTS

             The following financial statements and related documents are incorporated herein by reference from the Annual Report to Shareholders of Neuberger & Berman Equity Funds for the fiscal year ended August 31, 1995:

             The audited financial statements of the Portfolios and notes thereto for the fiscal year ended August 31,

             1995, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger & Berman Focus Portfolio, Neuberger & Berman Guardian Portfolio, and Neuberger & Berman Partners Portfolio, and the report of Coopers & Lybrand L.L.P., independent accountants, with respect to such audited financial statements of Neuberger & Berman Manhattan Portfolio.

                                                                    Appendix A


                RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

             S&P corporate bond ratings:

             AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

             AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

             A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

             BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

             BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

             CI - The rating CI is reserved for income bonds on which no interest is being paid.

             D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

             Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             Moody's corporate bond ratings:

             Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

             Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

             A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

             Baa - Bonds which are rated Baa are considered as medium- grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

             Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

             Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

             C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Modifiers--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.


             S&P commercial paper ratings:

             A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

             Moody's commercial paper ratings

             Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

             - Leading market positions in well-established industries.
             -      High rates of return on funds employed.
             -      Conservative capitalization structures with moderate
                    reliance on debt and ample asset protection.
             -      Broad margins in earnings coverage of fixed financial
                    charges and high internal cash generation.
             - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                                                      Appendix B


The Art of Investing:
A Conversation with Roy Neuberger

                           "I firmly believe that if you want to manage your own money, you must be a student of the market. If you are unwilling or unable to do that, find someone else to manage your money for you."


      NEUBERGER & BERMAN

         [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

[PICTURE OF ROY NEUBERGER]



                During  my more than  sixty-five  years of  buying  and  selling securities, I've been asked many questions about my approach to investing. On the pages that follow are a variety of my thoughts, ideas and investment principles which have served me well over the years. If you gain useful knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                     \s\ Roy R. Neuberger

                                   YOU'VE BEEN ABLE TO CONDENSE SOME OF THE CHARACTERISTICS OF SUCCESSFUL INVESTING INTO FIVE "RULES." WHAT ARE THEY?


                                   Rule #1: Be flexible. My philosophy has necessarily changed from time to time because of events and because of mistakes. My views change as economic, political, and technological changes occur both on and sometimes off our planet. It is imperative that you be willing to change your thoughts to meet new conditions.


                                   Rule #2: Take your temperament into account. Recognize whether you are by nature very speculative or just the opposite -- fearful, timid of taking risks. But in any event --


Diversify your investments, Rule #3: Be broad-gauged. Diversify your make sure that some of your investments, make sure that some of your principal is kept safe, and principal is kept safe, and try to increase try to increase your income your income as well as your capital. as well as your capital.


                                                [PICTURE OF ROY NEUBERGER]







                                   Rule #4: Always remember there are many ways to skin a cat! Ben Graham and David Dodd did it by understanding basic values. Warren Buffet invested his portfolio in a handful of long-term holdings, while staying involved with the companies' managements. Peter Lynch chose to understand, first-hand, the products of many hundreds of the companies he invested in. George Soros showed his genius as a hedge fund investor who could decipher world currency trends. Each has been successful in his own way. But to be successful, remember to-

                                   Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                         A. Dig for yourself.
                                         B. Be from Missouri.
                                         C. If it sounds too good to be true, it
                                         probably is.


                                   IN YOUR 65 YEARS OF INVESTING ARE THERE ANY GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW THE MARKET BEHAVES?


                                   Every decade that I've been involved with Wall Street has a nuance of its own, an economic and social climate that influences investors. But generally, bull markets tend to be longer than bear markets, and stock prices tend to go up more slowly and erratically than they go down. Bear markets tend to be shorter and of greater intensity. The market rarely rises or declines concurrently with business cycles longer than six months.


                                   AS A LEGENDARY "VALUE INVESTOR," HOW DO YOU
                                   DEFINE VALUE INVESTING?


                                   Value investing means finding the best values
                                   - - either absolute or relative. Absolute means a stock has a low market price relative to its own fundamentals. Relative value means the price is attractive relative to the market as a whole.


                                   COULD YOU DESCRIBE A STOCK WITH "GOOD VALUE"?


                                   A classic example is a company that has a low price to earnings ratio, a low price to book ratio, free cash flow, a strong balance sheet, undervalued corporate assets, unrecognized earnings turnaround and is selling at a discount to private market value.


                                   These characteristics usually lead to companies that are under-researched and have a high degree of inside ownership and entrepreneurial management.

                                   One of my colleagues at Neuberger & Berman says he finds his value stocks either "under a cloud" or "under a rock." "Under a cloud" stocks are those Wall Street in general doesn't like, because an entire industry is out of favor and even the good stocks are being dropped. "Under a rock" stocks are those Wall Street is ignoring, so you have to uncover them on your own.


                                   ARE THERE OTHER KEY CRITERIA YOU USE TO JUDGE STOCKS?


                                   I'm more interested in longer-term trends in earnings than short-term trends. Earnings gains should be the product of long-term strategies, superior management, taking advantage of business opportunities and so on. If these factors are in their proper place, short-term earnings should not be of major concern. Dividends are an important extra because, if they're stable, they help support the price of the stock.


                                   WHAT ABOUT SELLING STOCKS?


                                   Most individual investors should invest for the long term but not mindlessly. A sell discipline, often neglected by investors, is vitally important.


"One should fall in love           One  should  fall in love  with  ideas,  with
with ideas, with people or         people, or with idealism. But in my book, the
with idealism.  But in my          last   thing  to  fall  in  love  with  is  a
book, the last thing to            particular  security.  It is after all just a
fall in love with is a             sheet of paper indicating a part ownership in
particular security."              a   corporation   and  its   use  is   purely
                                   mercenary. If you must love a security, stay in love with it until it gets overvalued;
                                   then let somebody else fall in love.




                                                [PICTURE OF ROY NEUBERGER]

                                   ANY OTHER ADVICE FOR INVESTORS?


                                   I firmly believe that if you want to manage your own money, you must be a student of the market. If you're unwilling or unable to do that, find someone else to manage your money for you. Two options are a well-managed no-load mutual fund or, if you have enough assets for separate account management, a money manager you trust with a good record.


                                   HOW  WOULD   YOU   DESCRIBE   YOUR   PERSONAL
                                   INVESTING STYLE?


                                   Every stock I buy is bought to be sold. The market is a daily event, and I continually review my holdings looking for selling opportunities. I take a profit occasionally on something that has gone up in price over what was expected and simultaneously take losses whenever misjudgment seems evident. This creates a reservoir of buying power that can be used to make fresh judgments on what are the best values in the market at that time. My active investing style has worked well for me over the years, but for most investors I recommend a longer-term approach.


                                   I tend not to worry very must about the day to day swings of the market, which are very hard to comprehend. Instead, I try to be rather clever in diagnosing values and trying to win 70 to 80 percent of the time.


                                   YOU BEGAN INVESTING IN 1929. WHAT WAS YOUR EXPERIENCE WITH THE "GREAT CRASH"?

                                   The only money I managed in the Panic of 1929 was my own. My portfolio was down about 12 percent, and I had an uneasy feeling about the market and conditions in general. Those were the days of 10 percent margin. I studied the lists carefully for a stock that was overvalued in my opinion and which I could sell short as a hedge. I came across RCA at about $100 per share. It had recently split 5 for 1 and appeared overvalued. There were no dividends, little income, a low net worth and a weak financial position. I sold RCA short in the amount equal to the dollar value of my long portfolio. It proved to be a timely and profitable move.


                                   HOW  DID  THE  CRASH  OF  1929   AFFECT  YOUR
                                   INVESTING STYLE?


                                   I am prematurely bearish when the market goes up for a long time and everybody is happy because they are richer. I am very bullish when the market has gone down perceptibly and I feel it has discounted any troubles we are going to have.


                                   HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS TO MARKET BEHAVIOR?


                                   There are many factors in addition to economic statistics or security analysis in a buy or sell decision. I believe psychology plays an important role in the Market. Some people follow the crowd in hopes they'll be swept along in the right direction, but if the crowd is late in acting, this can be a bad move.


                                   I like to be contrary. When things look bad, I become optimistic. When everything looks rosy, and the crowd is optimistic, I like to be a seller. Sometimes I'm too early, but I generally profit.


                                   AS A RENOWNED ART COLLECTOR, DO YOU FIND SIMILARITIES BETWEEN SELECTING STOCKS AND SELECTING WORKS OF ART?

                                   Both are an art, although picking stocks is a
                                   minor art compared with  painting,  sculpture
"When things look bad, I           or  literature.  I started  buying art in the
become optimistic.  When           30s,  and in the 40s it was a  daily,  almost
everything looks rosy, and         hourly occurrence.  My inclination to buy the
the crowd is optimistic, I         works of living  artists comes from Van Gogh,
like to be a seller."              who  sold  only  one   painting   during  his
                                   lifetime. He died in poverty, only then to become a legend and have his work sold for millions of dollars.
















                                                [PICTURE OF ROY NEUBERGER]


                                   There are more variables to consider now in both buying art and picking stocks. In the modern stock markets, the heavy use of futures and options has changed the nature of the investment world. In past times, the stock market was much less complicated, as was the art world.


                                   Artists rose and fell on their own merits without a lot of publicity and attention. As more and more dealers are involved with artists, the price of their work becomes inflated. So I almost always buy works of unknown, relatively undiscovered artists, which, I suppose is similar to value investing.


                                   But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.

                                   WHAT DO YOU CONSIDER THE BUSINESS MILESTONES IN YOUR LIFE?


                                   Being a founder of Neuberger & Berman and creating one of the first no-load mutual funds. I started on Wall Street in 1929, and during the depression I managed my own money and that of my clientele. We all prospered, but I wanted to have my own firm. In 1939 I became a founder of Neuberger & Berman, and for about 10 years we managed money for individuals with substantial financial assets. But I also wanted to offer the smaller investor the benefits of professional money management, so in 1950 I created the Guardian Mutual Fund (now known as the Neuberger & Berman Guardian Fund). The Fund was kind of an innovation in its time because it didn't charge a sales commission. I thought the public was being overcharged for mutual funds, so I wanted to create a fund that would be offered directly to the public without a sales charge. Now of course the "no-load" fund business is a huge industry. I managed the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]


                                   YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                   THE   OFFICE   EVERY  DAY  TO   MANAGE   YOUR
                                   INVESTMENTS. WHY?


                                   I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.


                                   WHAT CLOSING WORDS OF ADVICE DO YOU HAVE ABOUT INVESTING?


                                   Realize that there are opportunities at all times for the adventuresome investor. And stay in good physical condition. It's a strange thing. You do not dissipate your energies by using them. Exercise your body and your brain every day, and you'll do better in investments and in life.

                                   ROY NEUBERGER:  A BRIEF BIOGRAPHY

                                   Roy Neuberger is a founder of the investment management firm Neuberger & Berman, and a renowned value investor. He is also a recognized collector of contemporary American art, much of which he has given away to museums and colleges across the country.


                                         During the 1920s,  Roy  studied  art in
                                   Paris. When he realized he didn't possess the talent to become an artist, he decided to collect art, and to support this passion, Roy turned to investing -- a pursuit for which his talents have proven more than adequate.


                                   A TALENT FOR INVESTING


                                         Roy  began  his  investment  career  by
                                   joining a brokerage firm in 1929, seven months before the "Great Crash." Just weeks before "Black Monday," he shorted the stock of RCA, thinking it was overvalued. He profited from the falling market and gained a reputation for market prescience and stock selection that has lasted his entire career.


                                   NEUBERGER & BERMAN'S FOUNDING

                                         Roy's investing  acumen  attracted many
                                   people who wished to have him manage their money. In 1939, at the age of 36, after purchasing a seat on the New York Stock Exchange, Roy founded Neuberger & Berman to provide money management services to people who lacked the time, interest or expertise to manage their own assets.

                                   NEUBERGER & BERMAN -- OVER FIVE DECADES OF GROWTH


                                         Neuberger  & Berman  has grown  through
                                   the years and now manages approximately $30 billion of equity and fixed income assets, both domestic and international, for individuals, institutions, and its family of no-load mutual funds. Today, as when the firm was founded, Neuberger & Berman follows a value approach to investing, designed to enable clients to advance in good markets and minimize losses when conditions are less favorable.

















                                         For more complete information about the
                                         Neuberger  &  Berman   Guardian   Fund,
                                         including   fees  and  expenses,   call
                                         Neuberger   &  Berman   Management   at
                                         800-877-  9700  for a free  prospectus.
                                         Please  read it  carefully,  before you
                                         invest or send money.

                                              Neuberger & Berman Management
                                              Inc.[SERVICE MARK]

                                                   605 Third Avenue, 2nd Floor
                                                   New York, NY  10158-0006
                                                   Shareholder Services
                                                   (800) 877-9700

                                                   [COPYRIGHT SYMBOL]1995
                                                   Neuberger & Berman

                                                PRINTED ON RECYCLED PAPER
                                                    WITH SOY BASED INKS

                        NEUBERGER & BERMAN EQUITY ASSETS
                   POST-EFFECTIVE AMENDMENT NO. 5 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 24.    Financial Statements And Exhibits
-------     ---------------------------------

(a)   Financial Statements:

            The audited financial statements contained in the Annual Report to Shareholders of Neuberger & Berman Partners Assets for the fiscal year ended August 31, 1996, with respect to Neuberger & Berman Partners Assets and Portfolio (series of Neuberger & Berman Equity Assets and Equity Managers Trust, respectively), and contained in the Annual Report to Shareholders of Neuberger & Berman Equity Funds for the fiscal year ended August 31, 1996, with respect to Neuberger & Berman Focus Portfolio, Neuberger & Berman Guardian Portfolio, and Neuberger & Berman Manhattan Portfolio (each a series of Equity Managers Trust), and the reports of the independent auditors/accountants are incorporated into the Statement of Additional Information by reference.

      Included in Part A of this Post-Effective Amendment:

            FINANCIAL HIGHLIGHTS for Neuberger & Berman Partners Assets for the period indicated therein.

(b)   Exhibits:

      Exhibit
      Number               Description
      -------              -----------


             (1)  (a)   Certificate  of  Trust.  Incorporated  by  Reference  to
                        Post-Effective   Amendment   No.   1   to   Registrant's
                        Registration Statement, File Nos. 33-82568 and 811-8106,
                        EDGAR Accession No. 0000898432-95-000393.

                  (b) Trust Instrument of Neuberger & Berman Equity Assets. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

                  (c) Schedule A - Current Series of Neuberger & Berman Equity Assets. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

             (2)        By-Laws   of   Neuberger   &   Berman   Equity   Assets.
                        Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

             (3)        Voting Trust Agreement.  None.

             (4)  (a)   Trust  Instrument of Neuberger & Berman  Equity  Assets,
                        Articles  IV, V, and VI.  Incorporated  by  Reference to
                        Post-Effective   Amendment   No.   1   to   Registrant's
                        Registration Statement, File Nos. 33-82568 and 811-8106,
                        EDGAR Accession No. 0000898432-95-000393.

                  (b) By-Laws of Neuberger & Berman Equity Assets, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

             (5)  (a)   (i)   Management Agreement Between Equity Managers Trust
                              and  Neuberger & Berman  Management  Incorporated.
                              Incorporated   by  Reference   to   Post-Effective
                              Amendment  No.  70 to  Registration  Statement  of
                              Neuberger & Berman Equity Funds, File Nos. 2-11357
                              and     811-582,      EDGAR      Accession     No.
                              0000898432-95-000314.

                        (ii) Schedule A - Series of Neuberger & Berman Equity Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registration Statement of Neuberger & Berman Equity Funds, File Nos. 2-11357 and 811-582, EDGAR Accession No. 0000898432-95-000314.

                        (iii) Schedule B - Schedule  of  Compensation  Under the
                              Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registration Statement of Neuberger & Berman Equity Funds, File Nos. 2-11357 and 811-582, EDGAR Accession No. 0000898432-95-000314.

                  (b)   (i)   Sub-Advisory Agreement Between Neuberger &
                              Berman Management Incorporated and Neuberger &
                              Berman with Respect to Equity Managers Trust.
                              Incorporated by Reference to Post-Effective
                              Amendment No. 70 to Registration Statement of
                              Neuberger & Berman Equity Funds, File Nos.
                              2-11357 and 811-582, EDGAR Accession No.
                              0000898432-95-000314.

                        (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registration Statement of Neuberger & Berman Equity Funds, File Nos. 2-11357 and 811-582, EDGAR Accession No. 0000898432-95-000314.

                        (iii) Substitution  Agreement  Among  Neuberger & Berman
                              Management Incorporated, Equity Managers Trust, Neuberger & Berman, L.P., and Neuberger & Berman, LLC. Incorporated by Reference to Amendment No. 7 to Registration Statement of Equity Managers Trust, File No. 811-7910, Edgar Accession No. 0000898432-96-000557.

             (6)  (a)   (i)   Distribution  Agreement Between Neuberger & Berman
                              Equity  Assets and  Neuberger & Berman  Management
                              Incorporated  with  Respect to  Neuberger & Berman
                              Socially   Responsive   Trust.   Incorporated   by
                              Reference  to  Post-Effective  Amendment  No. 1 to
                              Registrant's  Registration  Statement,  File  Nos.
                              33-82568  and   811-8106,   EDGAR   Accession  No.
                              0000898432-95-000393.

                        (ii) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to the Distribution Agreement. Incorporated by Reference to Post-
                              Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No.0000898432-95-000393.

                  (b)   (i)   Distribution   and  Services   Agreement   Between
                              Neuberger & Berman  Equity  Assets and Neuberger &
                              Berman  Management  Incorporated  with  Respect to
                              Other Series. Filed Herewith.

                        (ii)  Schedule A - Series of  Neuberger & Berman  Equity
                              Assets  Currently   Subject  to  Distribution  and
                              Services Agreement. Filed Herewith.

             (7)        Bonus, Profit Sharing or Pension Plans.  None.

             (8)  (a)   Custodian  Contract  Between  Neuberger & Berman  Equity
                        Assets  and  State   Street  Bank  and  Trust   Company.
                        Incorporated  by Reference to  Post-Effective  Amendment
                        No. 3 to Registrant's  Registration Statement, File Nos.
                        33-82568   and    811-8106,    Edgar    Accession    No.
                        0000898432-96-000048.

                  (b) Schedule A - Approved Foreign Banking Institutions and Securities Depositories Under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No. 0000898432-96-000048.

                  (c) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No. 0000898432-96-000558.

             (9)  (a)   (i)   Transfer  Agency  Agreement  Between  Neuberger  &
                              Berman  Equity  Assets and State  Street  Bank and
                              Trust  Company.   Incorporated   by  Reference  to
                              Post-Effective  Amendment  No.  3 to  Registrant's
                              Registration  Statement,  File Nos.  33-82568  and
                              811-8106,   Edgar  Accession  No.   0000898432-96-
                              000048.

                        (ii) Schedule of Compensation under the Transfer Agency Agreement. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-82568 and
                              811-8106,        Edgar        Accession        No.
                              0000898432-96-000558.

                  (b)   (i)   Administration   Agreement   Between  Neuberger  &
                              Berman   Equity  Assets  and  Neuberger  &  Berman
                              Management Incorporated. Incorporated by Reference
                              to Post-Effective  Amendment No. 3 to Registrant's
                              Registration  Statement,  File Nos.  33-82568  and
                              811-8106,   Edgar  Accession  No.   0000898432-96-
                              000048.

                        (ii) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No. 0000898432-96-000048.

                        (iii) Schedule B - Schedule  of  Compensation  Under the
                              Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No. 0000898432-96-000048.

             (10) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters. Incorporated by Reference to Registrant's Rule 24f-2 Notice for the Fiscal Year Ended August 31, 1996, File Nos. 33-82568 and 811-8106, Edgar
                        Accession No. 0000898432-96-000463.

             (11) (a) Consent of Ernst & Young LLP, Independent Auditors. Filed Herewith.

                  (b)   Consent  of  Coopers  &  Lybrand   L.L.P.,   Independent
                        Accountants. Filed Herewith.

             (12)       Financial Statements Omitted from Prospectus. None.

             (13)       Letter of Investment Intent.  None.

             (14)       Prototype Retirement Plan.  None.

          (15)    (a)   Plan Pursuant to Rule 12b-1. Filed Herewith.

                  (b) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to Plan Pursuant to Rule 12b-1. Filed Herewith.

             (16)       Schedule of Computation of Performance Quotations.
                        None.

             (17)       Financial Data Schedule.  Filed Herewith.

             (18)       Plan Pursuant to Rule 18f-3.  None.

Item 25.     Persons Controlled By Or Under Common Control With Registrant.
--------     --------------------------------------------------------------

             No person is controlled by or under common control with the Registrant.

Item 26.     Number Of Holders Of Securities.
--------     -------------------------------

             The following information is given as of December 16, 1996:


                                                               Number of
             Title Of Class                                 Record Holders
             --------------                                 --------------

             Shares of beneficial
             interest, $0.001 par value, of:

             Neuberger & Berman Focus Assets                      1
             Neuberger & Berman Guardian Assets                   2
             Neuberger & Berman Manhattan Assets                  1
             Neuberger & Berman Partners Assets                   3
             Neuberger & Berman Socially Responsive Trust         2


Item 27.     Indemnification.
-------      ---------------

             A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

             Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

             Section 9 of the Management Agreement between Equity Managers Trust ("Managers Trust") and Neuberger & Berman Management Inc. ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for the series of Managers Trust at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Managers Trust or any series thereof or its interest holders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of N&B Management's duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

             Section 1 of the Sub-Advisory Agreement between N&B Management and Neuberger & Berman, LLC ("Neuberger & Berman") with respect to Managers Trust provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger & Berman will not be subject to liability for any act or omission or any loss suffered by any series of Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

             Section 8 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of each Series for performance of the Agreement by the Registrant on behalf of such Series, and neither the Shareholders of the Registrant, its Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future shall be personally liable therefor. Section 9 of the Agreement provides that each Series shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement with respect to such Series; or (ii) any action taken or omission to act committed by N&B Management in the performance of its obligations under the Agreement with respect to such Series; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Registrant with respect to such Series; provided, that N&B Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Section 10 of the Agreement provides that N&B Management shall indemnify each Series and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Series which result from: (i) N&B Management's failure to comply with the terms of the Agreement with respect to such Series; or (ii) N&B Management's lack of good faith in performing its obligations under the Agreement with respect to such Series; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement with respect to such Series. A Series shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Series or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

             Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.     Business And Other Connections Of Adviser And Sub-adviser.
--------     ---------------------------------------------------------

             There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each principal of Neuberger & Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------

Claudia A. Brandon                      Secretary,  Neuberger & Berman  Advisers
Vice President,                         Management   Trust  (Delaware   business
N&B Management                          trust);  Secretary,   Advisers  Managers
                                        Trust;  Secretary,  Neuberger  &  Berman
                                        Advisers Management Trust (Massachusetts
                                        business    trust)    (1);    Secretary,
                                        Neuberger   &   Berman   Income   Funds;
                                        Secretary,  Neuberger  &  Berman  Income
                                        Trust;  Secretary,  Neuberger  &  Berman
                                        Equity  Funds;  Secretary,  Neuberger  &
                                        Berman Equity Trust;  Secretary,  Income
                                        Managers   Trust;   Secretary,    Equity
                                        Managers   Trust;   Secretary,    Global
                                        Managers Trust;  Secretary,  Neuberger &
                                        Berman Equity Assets.

Stacy Cooper-Shugrue                    Assistant Secretary,  Neuberger & Berman
Assistant Vice President,               Advisers   Management   Trust  (Delaware
N&B Management                          business  trust);  Assistant  Secretary,
                                        Advisers   Managers   Trust;   Assistant
                                        Secretary,  Neuberger & Berman  Advisers
                                        Management Trust (Massachusetts business
                                        trust)   (1);    Assistant    Secretary,
                                        Neuberger   &   Berman   Income   Funds;
                                        Assistant Secretary,  Neuberger & Berman
                                        Income   Trust;   Assistant   Secretary,
                                        Neuberger   &   Berman   Equity   Funds;
                                        Assistant Secretary,  Neuberger & Berman
                                        Equity   Trust;   Assistant   Secretary,
                                        Income   Managers    Trust;    Assistant
                                        Secretary,    Equity   Managers   Trust;
                                        Assistant  Secretary,   Global  Managers
                                        Trust; Assistant Secretary,  Neuberger &
                                        Berman Equity Assets.

Robert Cresci                           Assistant  Portfolio  Manager,   BNP-N&B
Assistant Vice President,               Global  Asset   Management  L.P.  (joint
N&B Management                          venture of Neuberger & Berman and Banque
                                        Nationale de Paris) (2).

Barbara DiGiorgio,                      Assistant Treasurer,  Neuberger & Berman
Assistant Vice President,               Advisers   Management   Trust  (Delaware
N&B Management                          business  trust);  Assistant  Treasurer,
                                        Advisers   Managers   Trust;   Assistant
                                        Treasurer,  Neuberger  &  Berman  Income
                                        Funds; Assistant Treasurer,  Neuberger &
                                        Berman    Income    Trust;     Assistant
                                        Treasurer,  Neuberger  &  Berman  Equity
                                        Funds; Assistant Treasurer,  Neuberger &
                                        Berman    Equity    Trust;     Assistant
                                        Treasurer,    Income   Managers   Trust;
                                        Assistant  Treasurer,   Equity  Managers
                                        Trust;   Assistant   Treasurer,   Global
                                        Managers  Trust;   Assistant  Treasurer,
                                        Neuberger & Berman Equity Assets.

Stanley Egener                          Chairman  of  the  Board  and   Trustee,
President and Director,                 Neuberger & Berman  Advisers  Management
N&B Management; Principal,              Trust   (Delaware    business    trust);
Neuberger & Berman                      Chairman  of  the  Board  and   Trustee,
                                        Advisers Managers Trust; Chairman of the
                                        Board and  Trustee,  Neuberger  & Berman
                                        Advisers Management Trust (Massachusetts
                                        business  trust)  (1);  Chairman  of the
                                        Board and  Trustee,  Neuberger  & Berman
                                        Income Funds;  Chairman of the Board and
                                        Trustee,   Neuberger  &  Berman   Income
                                        Trust;   Chairman   of  the   Board  and
                                        Trustee,   Neuberger  &  Berman   Equity
                                        Funds;   Chairman   of  the   Board  and
                                        Trustee,   Neuberger  &  Berman   Equity
                                        Trust;   Chairman   of  the   Board  and
                                        Trustee, Income Managers Trust; Chairman
                                        of  the   Board  and   Trustee,   Equity
                                        Managers  Trust;  Chairman  of the Board
                                        and  Trustee,   Global  Managers  Trust;
                                        Chairman  of  the  Board  and   Trustee,
                                        Neuberger & Berman Equity Assets.

Theodore P. Giuliano                    President   and  Trustee,   Neuberger  &
Vice President and Director,            Berman  Income   Funds;   President  and
N&B Management; Principal,              Trustee,   Neuberger  &  Berman   Income
Neuberger & Berman                      Trust;  President  and  Trustee,  Income
                                        Managers Trust.

C. Carl Randolph                        Assistant Secretary,  Neuberger & Berman
Principal,                              Advisers   Management   Trust  (Delaware
Neuberger & Berman                      business  trust);  Assistant  Secretary,
                                        Advisers   Managers   Trust;   Assistant
                                        Secretary,  Neuberger & Berman  Advisers
                                        Management Trust (Massachusetts business
                                        trust)   (1);    Assistant    Secretary,
                                        Neuberger   &   Berman   Income   Funds;
                                        Assistant Secretary,  Neuberger & Berman
                                        Income   Trust;   Assistant   Secretary,
                                        Neuberger   &   Berman   Equity   Funds;
                                        Assistant Secretary,  Neuberger & Berman
                                        Equity   Trust;   Assistant   Secretary,
                                        Income   Managers    Trust;    Assistant
                                        Secretary,    Equity   Managers   Trust;
                                        Assistant  Secretary,   Global  Managers
                                        Trust; Assistant Secretary,  Neuberger &
                                        Berman Equity Assets.

Felix Rovelli                           Senior  Vice   President-Senior   Equity
Vice President,                         Portfolio Manager,  BNP-N&B Global Asset
N&B Management                          Management   L.P.   (joint   venture  of
                                        Neuberger & Berman and Banque Nationale de Paris) (2).

Richard Russell                         Treasurer,  Neuberger & Berman  Advisers
Vice President,                         Management   Trust  (Delaware   business
N&B Management                          trust);  Treasurer,   Advisers  Managers
                                        Trust;  Treasurer,  Neuberger  &  Berman
                                        Advisers Management Trust (Massachusetts
                                        business    trust)    (1);    Treasurer,
                                        Neuberger   &   Berman   Income   Funds;
                                        Treasurer,  Neuberger  &  Berman  Income
                                        Trust;  Treasurer,  Neuberger  &  Berman
                                        Equity  Funds;  Treasurer,  Neuberger  &
                                        Berman Equity Trust;  Treasurer,  Income
                                        Managers   Trust;   Treasurer,    Equity
                                        Managers   Trust;   Treasurer,    Global
                                        Managers Trust;  Treasurer,  Neuberger &
                                        Berman Equity Assets.

Daniel J. Sullivan                      Vice   President,   Neuberger  &  Berman
Senior Vice President,                  Advisers   Management   Trust  (Delaware
N&B Management                          business    trust);    Vice   President,
                                        Advisers Managers Trust; Vice President,
                                        Neuberger & Berman  Advisers  Management
                                        Trust  (Massachusetts   business  trust)
                                        (1); Vice President,  Neuberger & Berman
                                        Income Funds; Vice President,  Neuberger
                                        & Berman Income Trust;  Vice  President,
                                        Neuberger & Berman  Equity  Funds;  Vice
                                        President,  Neuberger  &  Berman  Equity
                                        Trust;  Vice President,  Income Managers
                                        Trust;  Vice President,  Equity Managers
                                        Trust;  Vice President,  Global Managers
                                        Trust;   Vice  President,   Neuberger  &
                                        Berman Equity Assets.

Susan Switzer                           Portfolio  Manager,   Mitchell  Hutchins
Assistant Vice President,               Asset  Management  Inc.,  1285 Avenue of
N&B Management                          the Americas,  New York,  New York 10019
                                        (3).

Michael J. Weiner                       Vice   President,   Neuberger  &  Berman
Senior Vice President,                  Advisers   Management   Trust  (Delaware
N&B Management                          business    trust);    Vice   President,
                                        Advisers Managers Trust; Vice President,
                                        Neuberger & Berman  Advisers  Management
                                        Trust  (Massachusetts   business  trust)
                                        (1); Vice President,  Neuberger & Berman
                                        Income Funds; Vice President,  Neuberger
                                        & Berman Income Trust;  Vice  President,
                                        Neuberger & Berman  Equity  Funds;  Vice
                                        President,  Neuberger  &  Berman  Equity
                                        Trust;  Vice President,  Income Managers
                                        Trust;  Vice President,  Equity Managers
                                        Trust;  Vice President,  Global Managers
                                        Trust;   Vice  President,   Neuberger  &
                                        Berman Equity Assets.

Celeste Wischerth,                      Assistant Treasurer,  Neuberger & Berman
Assistant Vice President,               Advisers   Management   Trust  (Delaware
N&B Management                          business  trust);  Assistant  Treasurer,
                                        Advisers   Managers   Trust;   Assistant
                                        Treasurer,  Neuberger  &  Berman  Income
                                        Funds; Assistant Treasurer,  Neuberger &
                                        Berman    Income    Trust;     Assistant
                                        Treasurer,  Neuberger  &  Berman  Equity
                                        Funds; Assistant Treasurer,  Neuberger &
                                        Berman    Equity    Trust;     Assistant
                                        Treasurer,    Income   Managers   Trust;
                                        Assistant  Treasurer,   Equity  Managers
                                        Trust;   Assistant   Treasurer,   Global
                                        Managers  Trust;   Assistant  Treasurer,
                                        Neuberger & Berman Equity Assets.

Lawrence Zicklin                        President   and  Trustee,   Neuberger  &
Director, N&B Management;               Berman   Advisers    Management    Trust
Principal, Neuberger & Berman           (Delaware business trust); President and
                                        Trustee,    Advisers   Managers   Trust;
                                        President   and  Trustee,   Neuberger  &
                                        Berman   Advisers    Management    Trust
                                        (Massachusetts   business   trust)  (1);
                                        President   and  Trustee,   Neuberger  &
                                        Berman  Equity   Funds;   President  and
                                        Trustee,   Neuberger  &  Berman   Equity
                                        Trust;  President  and  Trustee,  Equity
                                        Managers   Trust;   President,    Global
                                        Managers  Trust;  President and Trustee,
                                        Neuberger & Berman Equity Assets.

             The principal address of N&B Management, Neuberger & Berman, LLC, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

--------------------------

(1)          Until April 30, 1995.
(2)          Until October 31, 1995.
(3)          Until 1994.

Item 29.    Principal Underwriters.
-------     ----------------------

       (a) N&B Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger & Berman Advisers Management Trust
            Neuberger & Berman Equity Funds
            Neuberger & Berman Equity Trust
            Neuberger & Berman Income Funds
            Neuberger & Berman Income Trust

           N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

       (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.


                         POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER              WITH REGISTRANT
----                     ---------------------         ---------------

Claudia A. Brandon       Vice President                Secretary

Patrick T. Byrne         Vice President                None

Richard A. Cantor        Chairman of the Board and     None
                         Director

Robert Conti             Treasurer                     None

Stacy Cooper-Shugrue     Assistant Vice President      Assistant Secretary

Robert Cresci            Assistant Vice President      None

William Cunningham       Vice President                None

Clara Del Villar         Vice President                None

Barbara DiGiorgio        Assistant Vice President      Assistant Treasurer

Roberta D'Orio           Assistant Vice President      None

Stanley Egener           President and Director        Chairman of the Board
                                                       of Trustees
                                                       (Chief Executive Officer)

Joseph G. Galli          Assistant Vice President      None

Robert I. Gendelman      Assistant Vice President      None

Mark R. Goldstein        Vice President                None

Theodore P. Giuliano     Vice President and            None
                         Director

Farha-Joyce Haboucha     Vice President                None

Leslie Holliday-Soto     Assistant Vice President      None

Jody L. Irwin            Assistant Vice President      None

Michael M. Kassen        Vice President and            None
                         Director

                         POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER              WITH REGISTRANT
----                     ---------------------         ---------------


Irwin Lainoff            Director                      None

Michael Lamberti         Vice President                None

Josephine Mahaney        Vice President                None

Carmen G. Martinez       Assistant Vice President      None

Lawrence Marx III        Vice President                None

Ellen Metzger            Vice President and            None
                         Secretary

Paul Metzger             Assistant Vice President      None

Loraine Olavarria        Assistant Secretary           None


Janet W. Prindle         Vice President                None

Joseph S. Quirk          Assistant Vice President      None

Kevin L. Risen           Assistant Vice President      None

Felix Rovelli            Vice President                None

Richard Russell          Vice President                Treasurer (Principal
                                                       Accounting Officer)

Kent C. Simons           Vice President                None

Frederick B. Soule       Vice President                None

Daniel J. Sullivan       Senior Vice President         Vice President

Peter E. Sundman         Senior Vice President         None

Susan Switzer            Assistant Vice President      None

Andrea Trachtenberg      Vice President of             None
                         Marketing

Judith M. Vale           Vice President                None

Susan Walsh              Vice President                None

Michael J. Weiner        Senior Vice President         Vice President
                                                       (Principal Financial
                                                       Officer)

Celeste Wischerth        Assistant Vice President      Assistant Treasurer

Thomas Wolfe             Vice President                None

KimMarie Zamot           Assistant Vice President      None

Lawrence Zicklin         Director                      Trustee and President

      (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 30.    Location Of Accounts And Records.
-------     --------------------------------

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 31.    Management Services
-------     -------------------

            Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 32.    Undertakings
-------     ------------

            Registrant hereby undertakes to file a Post-Effective Amendment to its Registration Statement, containing financial statements with respect to Neuberger & Berman Focus Assets, Neuberger & Berman Guardian Assets, Neuberger & Berman Manhattan Assets, and Neuberger & Berman Partners Assets, which need not be certified, within four to six months from the date of each respective Fund's commencement of operations.

            Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders of Neuberger & Berman Partners Assets, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY ASSETS certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 5 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 26th day of December, 1996.


                                      NEUBERGER & BERMAN EQUITY ASSETS


                                     By:/s/ Lawrence Zicklin
                                        -------------------------------
                                           Lawrence Zicklin
                                           President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 has been signed below by the following persons in the capacities and on the date indicated.



SIGNATURE                         TITLE                        DATE
---------                         -----                        ----


/s/ Faith Colish                  Trustee                      December 26, 1996
---------------------------
Faith Colish*


/s/ Donald M. Cox                 Trustee                      December 26, 1996
---------------------------
Donald M. Cox*


/s/ Stanley Egener                Chairman of the Board        December 26, 1996
---------------------------           and Trustee (Chief
Stanley Egener                        Executive Officer)


/s/ Howard A. Mileaf              Trustee                      December 26, 1996
---------------------------
Howard A. Mileaf*

                       (Signatures continued on next page)

SIGNATURE                         TITLE                             DATE
---------                         -----                             ----

/s/ Edward I. O'Brien             Trustee                      December 26, 1996
---------------------------
Edward I. O'Brien*


/s/ John T. Patterson, Jr.        Trustee                      December 26, 1996
---------------------------
John T. Patterson, Jr.*


/s/ John P. Rosenthal             Trustee                      December 26, 1996
---------------------------
John P. Rosenthal*


/s/ Cornelius T. Ryan             Tustee                       December 26, 1996
---------------------------
Cornelius T. Ryan*


/s/ Gustave H. Shubert            Trustee                      December 26, 1996
---------------------------
Gustave H. Shubert*


/s/ Alan R. Gruber
---------------------------       Trustee                      December 26, 1996
Alan R. Gruber*


/s/ Lawrence Zicklin              President and Trustee        December 26, 1996
---------------------------
Lawrence Zicklin


/s/ Michael J. Weiner             Vice President (Principal    December 26,1996
---------------------------         Financial Officer)
Michael J. Weiner


/s/ Richard Russell               Treasurer (Principal         December 26, 1996
---------------------------         Financial Officer
Richard Russell



     * Signatures affixed by Beth A. Stekler pursuant to a Power of Attorney dated October 24, 1996, and filed herewith.

                                POWER OF ATTORNEY



         NEUBERGER & BERMAN EQUITY ASSETS, a Delaware business trust ("Trust"), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Lawrence Zicklin, Michael J. Weiner, Richard M. Phillips, Arthur C. Delibert, Dana L. Platt, Susan M. Casey and Beth A. Stekler (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940, any registration statements on Form N-14, and any and all amendments to such registration statements on Form N-1A or Form N-14, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of the Beneficial Interest of the Trust, any such registration statement or amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees itself/themselves might or could do.

         IN WITNESS WHEREOF, NEUBERGER & BERMAN EQUITY ASSETS has caused this power of attorney to be executed in its name by its President, and attested by its Secretary, and the undersigned officers and trustees have hereunto set their hands and seals this 24th day of October, 1996.


                                            NEUBERGER & BERMAN EQUITY ASSETS



                                                /s/ Lawrence Zicklin
                                            By:  ---------------------------
                                                 Lawrence Zicklin, President

[SEAL]

ATTEST:

/s/ Claudia A. Brandon
------------------------------
Claudia A. Brandon,
Secretary

     Signature                               Title
     ---------                               -----


/s/ Stanley Egener
----------------------------          Chairman of the Board, Chief Executive
Stanley Egener                        Officer, and Trustee


/s/ Lawrence Zicklin
----------------------------          President and Trustee
Lawrence Zicklin


/s/ Michael J. Weiner
----------------------------          Vice President and Principal Financial
Michael J. Weiner                     Officer


/s/ Richard Russell
----------------------------          Treasurer and Principal Accounting Officer
Richard Russell


/s/ Faith Colish
----------------------------          Trustee
Faith Colish


/s/ Donald M. Cox
----------------------------          Trustee
Donald M. Cox


/s/ Alan R. Gruber
----------------------------          Trustee
Alan R. Gruber


/s/ Howard A. Mileaf
----------------------------          Trustee
Howard A. Mileaf


/s/ Edward I. O'Brien
----------------------------          Trustee
Edward I. O'Brien

     Signature                               Title
     ---------                               -----


/s/ John T. Patterson, Jr.
----------------------------          Trustee
John T. Patterson, Jr.


/s/ John P. Rosenthal
----------------------------          Trustee
John P. Rosenthal


/s/ Cornelius T. Ryan
----------------------------          Trustee
Cornelius T. Ryan


/s/ Gustave H. Shubert
----------------------------          Trustee
Gustave H. Shubert

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 5 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 26th day of December, 1996.

                              EQUITY MANAGERS TRUST


                                      By: /s/ Lawrence Zicklin
                                            ------------------------
                                            Lawrence Zicklin
                                            President


         Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 5 has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                     TITLE                         DATE
---------                     -----                         ----


/s/ Faith Colish
--------------------          Trustee                       December 26, 1996
Faith Colish*


/s/ Donald M. Cox
--------------------          Trustee                       December 26, 1996
Donald M. Cox*


/s/ Stanley Egener            Chairman of the Board         December 26, 1996
--------------------            and Trustee (Chief
Stanley Egener                  Executive Officer)


/s/ Howard A. Mileaf
--------------------          Trustee                       December 26, 1996
Howard A. Mileaf*


/s/ Edward I. O'Brien
--------------------          Trustee                       December 26, 1996
Edward I. O'Brien*


                          (signatures continued on next page)

SIGNATURE                     TITLE                         DATE


/s/ John T. Patterson         Trustee                       December 26, 1996
-----------------------
John T. Patterson, Jr.*


/s/ John P. Rosenthal         Trustee                       December 26, 1996
----------------------
John P. Rosenthal*


/s/ Cornelius T. Ryan         Trustee                       December 26, 1996
----------------------
Cornelius T. Ryan*


/s/ Gustave H. Shubert        Trustee                       December 26, 1996
----------------------
Gustave H. Shubert*


/s/ Alan R. Gruber            Trustee                       December 26, 1996
----------------------
Alan R. Gruber*


/s/ Lawrence Zicklin          President and Trustee         December 26, 1996
--------------------
Lawrence Zicklin


/s/ Michael J. Weiner         Vice President (Principal     December 26, 1996
---------------------           Financial Officer
Michael J. Weiner


/s/ Richard Russell           Treasurer (Principal          December 26, 1996
--------------------            Accounting Officer)
Richard Russell




     * Signatures affixed by Beth A. Stekler pursuant to a Power of Attorney dated October 24, 1996, and filed herewith.

                                POWER OF ATTORNEY


         EQUITY MANAGERS TRUST, a New York trust (the "Trust"), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Lawrence Zicklin, Michael J. Weiner, Richard M. Phillips, Arthur C. Delibert, Susan M. Casey, Dana L. Platt and Beth A. Stekler (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign any feeder fund Registration Statements on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto, any amendments to the Trust's Registration Statement on Form N-1A under the Investment Company Act of 1940, any registration statements on Form N-14 and any amendments thereto, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of such feeder fund, any such registration statement or amendments, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees itself/themselves might or could do.

         IN WITNESS WHEREOF, EQUITY MANAGERS TRUST has caused this power of attorney to be executed in its name by its President, and attested by its Secretary, and the undersigned officers and trustees have hereunto set their hands this 24th day of October, 1996.


                                            EQUITY MANAGERS TRUST


                                                 /s/ Lawrence Zicklin
                                            By:  ---------------------------
                                                 Lawrence Zicklin, President

[SEAL]

ATTEST:

/s/ Claudia A. Brandon
------------------------------
Claudia A. Brandon,
Secretary
                       [Signatures Continued on Next Page]

     Signature                               Title
     ---------                               -----


/s/ Stanley Egener
----------------------------          Chairman of the Board, Chief Executive
Stanley Egener                        Officer, and Trustee


/s/ Lawrence Zicklin
----------------------------          President and Trustee
Lawrence Zicklin


/s/ Michael J. Weiner
----------------------------          Vice President and Principal Financial
Michael J. Weiner                     Officer


/s/ Richard Russell
----------------------------          Treasurer and Principal Accounting Officer
Richard Russell


/s/ Faith Colish
----------------------------          Trustee
Faith Colish


/s/ Donald M. Cox
----------------------------          Trustee
Donald M. Cox


/s/ Alan R. Gruber
----------------------------          Trustee
Alan R. Gruber


/s/ Howard A. Mileaf
----------------------------          Trustee
Howard A. Mileaf


/s/ Edward I. O'Brien
----------------------------          Trustee
Edward I. O'Brien

     Signature                               Title
     ---------                               -----


/s/ John T. Patterson, Jr.
----------------------------          Trustee
John T. Patterson, Jr.


/s/ John P. Rosenthal
----------------------------          Trustee
John P. Rosenthal


/s/ Cornelius T. Ryan
----------------------------          Trustee
Cornelius T. Ryan


/s/ Gustave H. Shubert
----------------------------          Trustee
Gustave H. Shubert

                        NEUBERGER & BERMAN EQUITY ASSETS

                  POST-EFFECTIVE AMENDMENT NO. 5 ON FORM N-1A

                                INDEX TO EXHIBITS

                                                                    Sequentially
Exhibit                                                                Numbered
Number                            Description                            Page
-------        -------------------------------------------------    ------------

(1)           (a)   Certificate of Trust.  Incorporated by              N.A.
                    Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File
                    Nos. 33-82568 and 811-8106, EDGAR Accession
                    No. 0000898432-95-000393.

              (b)   Trust Instrument of Neuberger & Berman              N.A.
                    Equity Assets.  Incorporated by Reference to
                    Post-Effective Amendment No. 1 to
                    Registrant's Registration Statement, File
                    Nos. 33-82568 and 811-8106, EDGAR Accession
                    No. 0000898432-95-000393.

              (c)   Schedule A - Current Series of Neuberger &          N.A.
                    Berman Equity Assets. Incorporated by
                    Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File
                    Nos. 33-82568 and 811-106, EDGAR Accession
                    No. 0000898432-95-000393.

(2)           By-Laws of Neuberger & Berman Equity Assets.              N.A.
              Incorporated by Reference to Post-Effective
              Amendment No. 1 to Registrant's Registration
              Statement, File Nos. 33-82568 and 811-8106, EDGAR
              Accession No. 0000898432-95-000393.

(3)           Voting Trust Agreement.  None.                            N.A.

(4)           (a)   Trust Instrument of Neuberger & Berman
                    Equity Assets, Articles IV, V, and VI.
                    Incorporated by Reference to Post-Effective
                    Amendment No. 1 to Registrant's Registration
                    Statement, File Nos. 33-82568 and 811-8106,
                    EDGAR Accession No. 0000898432-95-000393.

              (b) By-Laws of Neuberger & Berman Equity Assets, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

(5)           (a)   (i)    Management Agreement Between Equity          N.A.
                           Managers Trust and Neuberger & Berman
                           Management Incorporated.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 70 to
                           Registration Statement of Neuberger &
                           Berman Equity Funds, File Nos.               N.A.
                           2-11357 and 811-582, EDGAR Accession
                           No. 0000898432-95-000314.

                                                                    Sequentially
Exhibit                                                                Numbered
Number                            Description                            Page
-------        -------------------------------------------------    ------------

                    (ii)   Schedule A - Series of Neuberger &
                           Berman Equity Managers Trust
                           Currently Subject to the Management
                           Agreement.  Incorporated by Reference
                           to Post-Effective Amendment No. 70 to
                           Registration Statement of Neuberger &
                           Berman Equity Funds, File Nos.
                           2-11357 and 811-582, EDGAR Accession
                           No. 0000898432-95-000314.

                    (iii)  Schedule B - Schedule of Compensation        N.A.
                           Under the Management Agreement.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 70 to
                           Registration Statement of Neuberger &
                           Berman Equity Funds, File Nos.
                           2-11357 and 811-582, EDGAR Accession
                            No. 0000898432-95-000314.

              (b)   (i)    Sub-Advisory Agreement Between               N.A.
                           Neuberger & Berman Management
                           Incorporated and Neuberger & Berman
                           with respect to Equity Managers
                           Trust.  Incorporated by Reference to
                           Post-Effective Amendment No. 70 to
                           registration statement of Neuberger &
                           Berman Equity Funds, File Nos.
                           2-11357 and 811-582, EDGAR Accession
                           No. 0000898432-95-000314.

                    (ii)   Schedule A - Series of Equity                N.A.
                           Managers Trust Currently Subject to
                           the Sub-Advisory Agreement.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 70 to
                           Registration Statement of Equity
                           Managers Trust, File Nos. 2-11357 and
                           811-582, EDGAR Accession No.
                           0000898432-95-000314.


                     (iii) Substitution Agreement Among
                           Neuberger & Berman Management
                           Incorporated, Equity Managers Trust,
                           Neuberger & Berman, L.P., and
                           Neuberger & Berman, LLC.
                           Incorporated by Reference to
                           Amendment No. 7 to Registration
                           Statement of Equity Managers Trust,
                           File No. 811-7910, Edgar Accession
                           No. 0000898432-96-000557.

                                                                    Sequentially
Exhibit                                                                Numbered
Number                            Description                            Page
-------        -------------------------------------------------    ------------

(6)           (a)   (i)    Distribution Agreement Between               N.A.
                           Neuberger & Berman Equity Assets and
                           Neuberger & Berman Management
                           Incorporated with Respect to
                           Neuberger & Berman Socially
                           Responsive Trust.  Incorporated by
                           Reference to Post-Effective Amendment
                           No. 1 to Registrant's Registration
                           Statement, File Nos. 33-82568 and
                           811-8106, EDGAR Accession No.
                           0000898432-95-000393.

                    (ii)   Schedule A - Series of Neuberger &           N.A.
                           Berman Equity Assets Currently
                           Subject to the Distribution
                           Agreement.  Incorporated by Reference
                           to Post-Effective Amendment No. 1 to
                           Registrant's Registration Statement,
                           File Nos. 33-82568 and 811-8106,
                           EDGAR Accession No.0000898432-95-000393.

              (b)   (i)    Distribution and Services Agreement          N.A.
                           Between Neuberger & Berman Equity
                           Assets and Neuberger & Berman
                           Management Incorporated With Respect
                           to Other Series.  Filed Herewith.

                    (ii)   Schedule A - Series of Neuberger &           N.A.
                           Berman Equity Assets Currently
                           Subject to Distribution and Services
                           Agreement.  Filed Herewith.

(7)           Bonus, Profit Sharing or Pension Plans.  None.            N.A.

(8)           (a)   Custodian Contract Between Neuberger &              N.A.
                    Berman Equity Assets and State Street Bank and Trust Company. Incorporated by
                    Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File
                    Nos. 33-82568 and 811-8106, Edgar Accession
                    No. 0000898432-96-000048.

              (b)   Schedule A - Approved Foreign Banking               N.A.
                    Institutions and Securities Depositories
                    Under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No.
                    3 to Registrant's Registration Statement,
                    File Nos. 33-82568 and 811-8106, Edgar
                    Accession No. 0000898432-96-000048.

                                                                    Sequentially
Exhibit                                                                Numbered
Number                            Description                            Page
-------        -------------------------------------------------    ------------

              (c) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No. 0000898432-96-000558.

(9)           (a)   (i)   Transfer Agency Agreement Between             N.A.
                          Neuberger & Berman Equity Assets and
                          State Street Bank and Trust Company.
                          Incorporated by Reference to
                          Post-Effective Amendment No. 3 to
                          Registrant's Registration Statement,
                          File Nos. 33-82568 and 811-8106, Edgar
                          Accession No. 0000898432-96-000048.

                    (ii)   Schedule of Compensation under the
                           Transfer Agency Agreement.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 4 to
                           Registrant's Registration Statement,
                           File Nos. 33-82568 and 811-8106,
                           Edgar Accession
                           No. 0000898432-96-000558.

              (b)   (i)    Administration Agreement Between             N.A.
                           Neuberger & Berman Equity Assets and
                           Neuberger & Berman Management
                           Incorporated.  Incorporated by
                           Reference to Post-Effective Amendment
                           No. 3 to Registrant's Registration
                           Statement, File Nos. 33-82568 and
                           811-8106, Edgar Accession
                           No. 0000898432-96-000048.

                    (ii)   Schedule A - Series of Neuberger &           N.A.
                           Berman Equity Assets Currently
                           Subject to the Administration
                           Agreement.  Incorporated by Reference
                           to Post-Effective Amendment No. 3 to
                           Registrant's Registration Statement,
                           File Nos. 33-82568 and 811-8106,
                           Edgar Accession No.
                           0000898432-96-000048.

                                                                    Sequentially
Exhibit                                                                Numbered
Number                            Description                            Page
-------        -------------------------------------------------    ------------

                    (iii)  Schedule B - Schedule of Compensation        N.A.
                           Under the Administration Agreement.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 3 to
                           Registrant's Registration Statement,
                           File Nos. 33-82568 and 811-8106,
                           Edgar Accession
                           No. 0000898432-96-000048.

(10)          Opinion and Consent of Kirkpatrick & Lockhart LLP         ____
              on Securities Matters. Incorporated by Reference to Registrant's Rule 24f-2 Notice for the Fiscal
              Year Ended August 31, 1996, File Nos. 33-82568 and
              811-8106, Edgar Accession No. 0000898432-96-000463.

(11)          (a)   Consent of Ernst & Young LLP, Independent           ____
                    Auditors.  Filed Herewith.

              (b)   Consent of Coopers & Lybrand L.L.P.,                ____
                    Independent Accountants. Filed Herewith.

(12)          Financial Statements Omitted from Prospectus.             N.A.
              None.

(13)          Letter of Investment Intent.  None.                       N.A.

(14)          Prototype Retirement Plan.  None.                         N.A.

(15)          (a)   Plan Pursuant to Rule 12b-1. Filed                  N.A.
                    Herewith.

              (b)   Schedule A - Series of Neuberger & Berman
                    Equity Assets Currently Subject to Plan
                    Pursuant to Rule 12b-1.  Filed Herewith.

(16)          Schedule of Computation of Performance                    N.A.
              Quotations.  None.

(17)          Financial Data Schedule. Filed Herewith.                  ____

(18)          Plan Pursuant to Rule 18f-3.  None.                       N.A.